AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 22, 2011
File No. 333-156529
File No. 811-22263

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        ☑
PRE-EFFECTIVE AMENDMENT NO. __ ☐
POST-EFFECTIVE AMENDMENT NO. 4 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 7 ☑
EXCHANGE TRADED CONCEPTS TRUST
(Exact Name of Registrant as Specified in Charter)
3555 Northwest 58th Street
Suite 410
Oklahoma City, Oklahoma 73112
(Address of Principal Executive Offices, Zip Code)
(405) 778-8377
(Registrant’s Telephone Number, including Area Code )
J. Garrett Stevens
Exchange Traded Concepts Trust
3555 Northwest 58th Street
Suite 410
Oklahoma City, Oklahoma 73112
(Name and Address of Agent for Service)
Copy to:
W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004
It is proposed that this filing will become effective (check appropriate box):
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b)(1)(iii) of Rule 485

☑	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

Preliminary Prospectus dated November 22, 2011
Exchange Traded Concepts Trust
Prospectus
January __, 2012
KraneShares Dow Jones Global Luxury Consumer ETF [Ticker Symbol: ]
KraneShares Dow Jones China Alternative Energy ETF [Ticker Symbol: ]
KraneShares CSI China Internet ETF [Ticker Symbol: ]
KraneShares CSI China Consumer Staples ETF [Ticker Symbol: ]
KraneShares CSI China Consumer Discretionary ETF [Ticker Symbol: ]
KraneShares CSI China Urbanization ETF [Ticker Symbol: ]
KraneShares CSI China Five Year Plan ETF [Ticker Symbol: ]
Exchanged Traded Concepts Trust (the “Trust”) is a registered investment company offering shares of exchange traded funds (the “Funds”) that are listed on the NYSE Arca, Inc. (“NYSE Arca”). Fund shares are not individually redeemable by the Funds but trade on the NYSE Arca in individual share lots.
Neither the Securities and Exchange Commission nor any state securities commissions has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

About This Prospectus
This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

KraneShares Dow Jones Global Luxury Consumer ETF (the “Luxury Consumer ETF” or “Fund”)
Investment Objective
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of The Dow Jones Global Luxury Consumer IndexSM (the “Luxury Consumer Index”).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	XX%
Distribution and Service (12b-1) Fees[1]	None
Other Expenses[2]	XX%
Total Annual Fund Operating Expenses	XX%
Less Fee Reductions and/or Expenses Reimbursements	XX%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[3]	XX%

1	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the first 12 months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board of Trustees. Any forgone 12b-1 fees during the first 12 months will not be recoverable during any subsequent period.

2	Other Expenses are based on estimated amounts for the current fiscal year.

3	Krane Funds Advisors LLC (the “Investment Sub-Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding distribution fees and expenses, if any, paid pursuant to a Rule 12b-1 plan, Trustees’ fees and expenses, interest, taxes, brokerage and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, and extraordinary expenses) from exceeding XX% of the Fund’s average daily net assets until _________. This Agreement may be terminated (i) by the Trust, for any reason and at any time; or (ii) by the Investment Sub-Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust at its principal place of business, such termination to be effective as of the close of business on the last day of the then-current one-year period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. This Example does not include the

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brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$XX	$XX
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Luxury Consumer ETF will normally invest at least 80% of its total assets in securities of the Luxury Consumer Index or in depositary receipts representing securities of the Luxury Consumer Index. The Luxury Consumer Index is designed to measure the performance of the investable universe of publicly traded companies that provide high-end (“luxury”) consumer goods and services and that generate or expect to generate a sizable portion of their sales from emerging markets, such as China (“Luxury Companies”). Luxury Companies may be located in the United States, Europe and other markets. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of Luxury Companies. This investment policy may be changed without shareholder approval, upon 60 days’ prior notice to shareholders.
The Luxury Consumer ETF employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Luxury Consumer Index in proportion to the weightings in the Luxury Consumer Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the securities in the Luxury Consumer Index.
The Luxury Consumer ETF will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Luxury Consumer Index is so concentrated. The Luxury Consumer ETF is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Luxury Consumer Index is sponsored by Dow Jones Indexes, which is independent of the Fund, its investment adviser, Exchange Traded Concepts, LLC (the “Adviser”), Krane Funds Advisors LLC (the “Investment Sub-Adviser”) and Index Management Solutions, LLC (the

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“Trading Sub-Adviser”). Dow Jones Indexes defines the sector and determines the components and the relative weightings of the securities in the Luxury Consumer Index and publishes information regarding the Index.
Principal Risks
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Luxury Consumer Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.
Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
Emerging Markets Securities Risk: The Fund’s investments will expose the Fund’s portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets.
Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers.
Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Luxury Consumer Index. To the extent the Fund utilizes a sampling approach, and/or invests in futures or other derivative positions, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.
Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

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Luxury Goods and Services Sector Risk: The success of companies that sell luxury goods and services in the Chinese market depend heavily on the disposable household income and consumer spending of a relatively small segment of China’s population, rather than consumers as a whole. Changes in consumer taste, consumer confidence and spending among this segment of the population may have an adverse impact on the sale of luxury goods and services in the Chinese market.
China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. Many attributes of the Chinese economy are markedly different from those that characterize the U.S., including structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.
Hong Kong. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation of the current political, economic, legal and social policies of Hong Kong is dependent and subject to the control of the Chinese government.
Management Risk: Because the Fund may not fully replicate its Index and may hold less than the total number of securities in its Index, the Fund is subject to management risk. This is the risk that the Investment Sub-Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results. Moreover, the Investment Sub-Adviser is a newly formed investment adviser with no prior investment management experience.
Market Risk: The values of equity securities in the Luxury Consumer Index could decline generally or could underperform other investments.
Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.
Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Luxury Consumer Index.
Small and Mid Capitalization Risk: The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.

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Performance Information
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a board measure of market performance.
Investment Advisers
Exchange Traded Concepts, LLC serves as the investment adviser to the Fund. Krane Funds Advisors LLC and Index Management Solutions, LLC serve as sub-advisers to the Fund.
The Trust, on behalf of the Fund, and the Adviser have retained the Investment Sub-Adviser to be responsible for the day to day management of the Fund and the Trading Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Investment Sub-Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.
Portfolio Manager
Jonathan Krane, CEO and Managing Member of Krane Funds Advisors LLC founded the Investment Sub-Adviser in 2011 and has served as portfolio manager of the Fund since its inception.
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page XX of the prospectus.

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KraneShares Dow Jones China Alternative Energy ETF (the “Alternative Energy ETF” or “Fund”)
Investment Objective
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of The Dow Jones China Alternative Energy IndexSM (the “Alternative Energy Index”).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	XX%
Distribution and Service (12b-1) Fees[1]	None
Other Expenses[2]	XX%
Total Annual Fund Operating Expenses	XX%
Less Fee Reductions and/or Expenses Reimbursements	XX%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[3]	XX%

1	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the first 12 months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board of Trustees. Any forgone 12b-1 fees during the first 12 months will not be recoverable during any subsequent period.

2	Other Expenses are based on estimated amounts for the current fiscal year.

3	Krane Funds Advisors LLC (the “Investment Sub-Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding distribution fees and expenses, if any, paid pursuant to a Rule 12b-1 plan, Trustees’ fees and expenses, interest, taxes, brokerage and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, and extraordinary expenses) from exceeding XX% of the Fund’s average daily net assets until _________. This Agreement may be terminated (i) by the Trust, for any reason and at any time; or (ii) by the Investment Sub-Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust at its principal place of business, such termination to be effective as of the close of business on the last day of the then-current one-year period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year

6

of capped expenses in each period) remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$XX	$XX
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Alternative Energy ETF will normally invest at least 80% of its total assets in securities of the Alternative Energy Index or in depositary receipts representing securities of the Alternative Energy Index. The Alternative Energy Index is designed to measure the performance of the investable universe of publicly traded companies (i) whose primary business line is in or is related to the alternative energy sector, as defined by the index sponsor, Dow Jones Indexes and (ii) that primarily operate in mainland China or that generate or expect to generate a sizeable portion of their sales in China (“China Alternative Energy Companies”).
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of China Alternative Energy Companies. This investment policy may be changed without shareholder approval, upon 60 days’ prior notice to shareholders.
The Alternative Energy ETF employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Alternative Energy Index in proportion to the weightings in the Alternative Energy Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the securities in the Alternative Energy Index.
The Alternative Energy ETF will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Alternative Energy Index is so concentrated. The Alternative Energy ETF is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

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Dow Jones Indexes is independent of the Fund, its investment adviser, Exchange Traded Concepts, LLC, (the “Adviser”), Krane Funds Advisors LLC (the “Investment Sub-Adviser”) and Index Management Solutions LLC (the “Trading Sub-Adviser”). Dow Jones Indexes defines the sector and determines the components and the relative weightings of the securities in the Alternative Energy Index and publishes information regarding the Index.
Principal Risks
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Alternative Energy Sector Risk: The alternative energy sector can be adversely affected by adverse market conditions, increased competition, fluctuations in energy prices and supply and demand of alternative energy resources, energy conservation and the success of exploration projects. Legal or regulatory changes, as well as changes in governments’ policies towards alternative energy, could also adversely impact the alternative energy sector and therefore Fund performance.
Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Alternative Energy Index concentrates in a particular industry or group of industries, the Alternative Energy Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.
Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
Emerging Markets Securities Risk: The Fund’s investments will expose the Fund’s portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets.
Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Specifically, issuers in China are subject to less stringent requirements regarding accounting, auditing,

8

financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable.
Additionally, the securities markets in China have a limited operating history and are not as developed as those in the United States. A small number of companies may represent a large portion of the China market as a whole, and prices for securities of these companies may be very sensitive to adverse political, economic, or regulatory developments in China and other Asian countries, and may experience significant losses in such conditions. The value of Chinese currencies may also vary significantly relative to the U.S. dollar, affecting a Fund’s investments.
Geographic Concentration Risk: The Fund’s investments are concentrated in China and Hong Kong, and therefore the Fund will be susceptible to adverse market, political, regulatory, and geographic events affecting those regions.
China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. Many attributes of the Chinese economy are markedly different from those that characterize the U.S., including structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.
Hong Kong. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation of current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government.
Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, and/or invests in futures or other derivative positions, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.
Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.
Management Risk: Because the Fund may not fully replicate its Index and may hold less than the total number of securities in its Index, the Fund is subject to management risk. This is the risk that the Investment Sub-Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results. Moreover, the Investment Sub-Adviser is a newly formed investment adviser with no prior investment management experience.
Market Risk: The values of equity securities in the Index could decline generally or could underperform other investments.

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Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.
Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index.
Privatization Risk: China has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.
Reliance on Trading Partners Risk: The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.
Small and Mid Capitalization Risk: The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.
Performance Information
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a board measure of market performance.
Investment Advisers
Exchange Traded Concepts, LLC serves as the investment adviser to the Fund. Krane Funds Advisors LLC and Index Management Solutions, LLC serve as sub-advisers to the Fund.
The Trust, on behalf of the Fund, and the Adviser have retained the Investment Sub-Adviser to be responsible for the day to day management of the Fund and the Trading Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Investment Sub-Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.
Portfolio Manager
Jonathan Krane, CEO and Managing Member of Krane Funds Advisors LLC founded the Investment Sub-Adviser in 2011 and has served as portfolio manager of the Fund since its inception.

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For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page XX of the prospectus.

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KraneShares CSI China Internet ETF (the “Internet ETF” or “Fund”)
Investment Objective
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the CSI Overseas China Internet Thematic Index (the “Internet Index”).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	XX%
Distribution and Service (12b-1) Fees[1]	None
Other Expenses[2]	XX%
Total Annual Fund Operating Expenses	XX%
Less Fee Reductions and/or Expenses Reimbursements	XX%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[3]	XX%

1	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the first 12 months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board of Trustees. Any forgone 12b-1 fees during the first 12 months will not be recoverable during any subsequent period.

2	Other Expenses are based on estimated amounts for the current fiscal year.

3	Krane Funds Advisors LLC (the “Investment Sub-Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding distribution fees and expenses, if any, paid pursuant to a Rule 12b-1 plan, Trustees’ fees and expenses, interest, taxes, brokerage and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, and extraordinary expenses) from exceeding XX% of the Fund’s average daily net assets until _________. This Agreement may be terminated (i) by the Trust, for any reason and at any time; or (ii) by the Investment Sub-Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust at its principal place of business, such termination to be effective as of the close of business on the last day of the then-current one-year period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. This Example does not include the

12

brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$XX	$XX
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Internet ETF will normally invest at least 80% of its total assets in securities of the Internet Index or in depositary receipts representing securities of the Internet Index. The Internet Index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the Internet and Internet-related sectors (“China Internet Companies”), as defined by the index sponsor, China Securities Index Co., Ltd. (“CSI”). A China-based company is a company that: (i) is incorporated in mainland China; (ii) has its headquarters in mainland China or (iii) derives at least 50% of its revenue from goods produced or sold, or services performed, in mainland China. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of China Internet Companies. This investment policy may be changed without shareholder approval, upon 60 days’ prior notice to shareholders.
The Internet ETF employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Internet Index in proportion to the weightings in the Internet Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the securities in the Internet Index.
The Internet ETF will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Internet Index is so concentrated. The Internet ETF is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
CSI is independent of the Fund, its investment adviser, Exchange Traded Concepts, LLC, (the “Adviser”), Krane Funds Advisors LLC (the “Investment Sub-Adviser”) and Index Management Solution, LLC (the “Trading Sub-Adviser”). CSI defines the sector and determines the components and the relative weightings of the securities in the Internet Index.

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Principal Risks
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.
Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
Emerging Markets Securities Risk: The Fund’s investments will expose the Fund’s portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets.
Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Specifically, issuers in China are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable.
Additionally, the securities markets in China have a limited operating history and are not as developed as those in the United States. A small number of companies may represent a large portion of the China market as a whole, and prices for securities of these companies may be very sensitive to adverse political, economic, or regulatory developments in China and other Asian countries, and may experience significant losses in such conditions. The value of Chinese currencies may also vary significantly relative to the U.S. dollar, affecting a Fund’s investments.

14

Geographic Concentration Risk: The Fund’s investments are concentrated in China and Hong Kong, and therefore the Fund will be susceptible to adverse market, political, regulatory, and geographic events affecting those regions.
China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. Many attributes of the Chinese economy are markedly different from those that characterize the U.S., including structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.
Hong Kong. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation of current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government.
Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, and/or invests in futures or other derivative positions, it may experience tracking error to a greater extent than if the sought to replicate the Index.
Internet Companies Sector Risk: Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, evolving industry standards and frequent new product productions. Such changes may have an adverse impact on the companies in the Index and therefore the performance of the Fund.
Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.
Management Risk: Because the Fund may not fully replicate its Index and may hold less than the total number of securities in its Index, the Fund is subject to management risk. This is the risk that the Investment Sub-Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results. Moreover, the Investment Sub-Adviser is a newly formed investment adviser with no prior investment management experience.
Market Risk: The values of equity securities in the Index could decline generally or could underperform other investments.
Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

15

Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index.
Privatization Risk: China has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.
Reliance on Trading Partners Risk: The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.
Small and Mid Capitalization Risk: The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.
Performance Information
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a board measure of market performance.
Investment Advisers
Exchange Traded Concepts, LLC serves as the investment adviser to the Fund. Krane Funds Advisors LLC and Index Management Solutions, LLC serve as sub-advisers to the Fund.
The Trust, on behalf of the Fund, and the Adviser have retained the Investment Sub-Adviser to be responsible for the day to day management of the Fund and the Trading Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Investment Sub-Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.
Portfolio Manager
Jonathan Krane, CEO and Managing Member of Krane Funds Advisors LLC founded the Investment Sub-Adviser in 2011 and has served as portfolio manager of the Fund since its inception.
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page XX of the prospectus.

16

KraneShares CSI China Consumer Staples ETF (the “Consumer Staples ETF” or “Fund”)
Investment Objective
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the CSI Overseas China Consumer Staples Index (the “Consumer Staples” Index).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	XX%
Distribution and Service (12b-1) Fees[1]	None
Other Expenses[2]	XX%
Total Annual Fund Operating Expenses	XX%
Less Fee Reductions and/or Expenses Reimbursements	XX%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[3]	XX%

1	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the first 12 months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board of Trustees. Any forgone 12b-1 fees during the first 12 months will not be recoverable during any subsequent period.

2	Other Expenses are based on estimated amounts for the current fiscal year.

3	Krane Funds Advisors LLC (the “Investment Sub-Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding distribution fees and expenses, if any, paid pursuant to a Rule 12b-1 plan, Trustees’ fees and expenses, interest, taxes, brokerage and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, and extraordinary expenses) from exceeding XX% of the Fund’s average daily net assets until _________. This Agreement may be terminated (i) by the Trust, for any reason and at any time; or (ii) by the Investment Sub-Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust at its principal place of business, such termination to be effective as of the close of business on the last day of the then-current one-year period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year

17

of capped expenses in each period) remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$XX	$XX
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Consumer Staples ETF will normally invest at least 80% of its total assets in securities of the Consumer Staples Index or in depositary receipts representing securities of the Consumer Staples Index. The Consumer Staples Index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the consumer staples sector (“China Consumer Staples Companies”), as defined by the index sponsor, China Securities Index, Co., Ltd (“CSI”). A China-based company is a company that: (i) is incorporated in mainland China; (ii) has its headquarters in mainland China or (iii) derives at least 50% of its revenue from goods produced or sold, or services performed, in mainland China. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of China Consumer Staples Companies. This investment policy may be changed without shareholder approval, upon 60 days’ prior notice to shareholders.
The Consumer Staples ETF employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Consumer Staples Index in proportion to the weightings in the Consumer Staples Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the securities in the Consumer Staples Index.
The Consumer Staples ETF will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Consumer Staples Index is so concentrated. The Consumer Staples ETF is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
CSI is independent of the Fund, its investment adviser, Exchange Traded Concepts, LLC, (the “Adviser”), Krane Funds Advisors LLC (the “Investment Sub-Adviser”) and Index Management

18

Solutions, LLC (the “Trading Sub-Adviser”). CSI defines the sector and determines the components and the relative weightings of the securities in the Consumer Staples Index.
Principal Risks
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.
Consumer Staples Sector Risk: Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.
Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
Emerging Markets Securities Risk: The Fund’s investments will expose the Fund’s portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets.
Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Specifically, issuers in China are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable.

19

Additionally, the securities markets in China have a limited operating history and are not as developed as those in the United States. A small number of companies may represent a large portion of the China market as a whole, and prices for securities of these companies may be very sensitive to adverse political, economic, or regulatory developments in China and other Asian countries, and may experience significant losses in such conditions. The value of Chinese currencies may also vary significantly relative to the U.S. dollar, affecting a Fund’s investments.
Geographic Concentration Risk: The Fund’s investments are concentrated in China and Hong Kong, and therefore the Fund will be susceptible to adverse market, political, regulatory, and geographic events affecting those regions.
China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. Many attributes of the Chinese economy are markedly different from those that characterize the U.S., including structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.
Hong Kong. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation of current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government.
Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, and/or invests in futures or other derivative positions, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.
Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.
Management Risk: Because the Fund may not fully replicate its Index and may hold less than the total number of securities in its Index, the Fund is subject to management risk. This is the risk that the Investment Sub-Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results. Moreover, the Investment Sub-Adviser is a newly formed investment adviser with no prior investment management experience.
Market Risk: The values of equity securities in the Index could decline generally or could underperform other investments.
Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

20

Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index.
Privatization Risk: China has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.
Reliance on Trading Partners Risk: The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.
Small and Mid Capitalization Risk: The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.
Performance Information
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a board measure of market performance.
Investment Advisers
Exchange Traded Concepts, LLC serves as the investment adviser to the Fund. Krane Funds Advisors LLC and Index Management Solutions, LLC serve as sub-advisers to the Fund.
The Trust, on behalf of the Fund, and the Adviser have retained the Investment Sub-Adviser to be responsible for the day to day management of the Fund and the Trading Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Investment Sub-Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.
Portfolio Manager
Jonathan Krane, CEO and Managing Member of Krane Funds Advisors LLC founded the Investment Sub-Adviser in 2011 and has served as portfolio manager of the Fund since its inception.
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page XX of the prospectus.

21

KraneShares CSI China Consumer Discretionary ETF (the “Consumer Discretionary ETF” or “Fund”)
Investment Objective
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the CSI Overseas China Consumer Discretionary Index (the “Consumer Discretionary Index”).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	XX%
Distribution and Service (12b-1) Fees[1]	None
Other Expenses[2]	XX%
Total Annual Fund Operating Expenses	XX%
Less Fee Reductions and/or Expenses Reimbursements	XX%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[3]	XX%

1	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the first 12 months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board of Trustees. Any forgone 12b-1 fees during the first 12 months will not be recoverable during any subsequent period.

2	Other Expenses are based on estimated amounts for the current fiscal year.

3	Krane Funds Advisors LLC (the “Investment Sub-Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding distribution fees and expenses, if any, paid pursuant to a Rule 12b-1 plan, Trustees’ fees and expenses, interest, taxes, brokerage and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, and extraordinary expenses) from exceeding XX% of the Fund’s average daily net assets until _________. This Agreement may be terminated (i) by the Trust, for any reason and at any time; or (ii) by the Investment Sub-Adviser, for any reason, upon (90) days’ prior written notice to the Trust at its principal place of business, such termination to be effective as of the close of business on the last day of the then-current one-year period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year

22

of capped expenses in each period) remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$XX	$XX
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Consumer Discretionary ETF will normally invest at least 80% of its total assets in securities of the Consumer Discretionary Index or in depositary receipts representing securities of the Consumer Discretionary Index. The Consumer Discretionary Index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the consumer discretionary sector (“China Consumer Discretionary Companies”), as defined by the index sponsor, China Securities Index Co., Ltd. (“CSI”). A China-based company is a company that: (i) is incorporated in mainland China; (ii) has its headquarters in mainland China or (iii) derives at least 50% of its revenue from goods produced or sold, or services performed, in mainland China. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of China Consumer Discretionary Companies. This investment policy may be changed without shareholder approval, upon 60 days’ prior notice to shareholders.
The Consumer Discretionary ETF employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Consumer Discretionary Index in proportion to the weightings in the Consumer Discretionary Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the securities in the Consumer Discretionary Index.
The Consumer Discretionary ETF will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Internet Index is so concentrated. The Consumer Discretionary ETF is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

23

CSI is independent of the Fund, its investment adviser, Exchange Traded Concepts, LLC, (the “Adviser”), Krane Funds Advisors LLC (the “Investment Sub-Adviser”) and Index Management Solutions, LLC (the “Trading Sub-Adviser”). CSI defines the sector and determines the components and the relative weightings of the securities in the Consumer Discretionary Index.
Principal Risks
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.
Consumer Discretionary Sector Risk: The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.
Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
Emerging Markets Securities Risk: The Fund’s investments will expose the Fund’s portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets.
Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Specifically, issuers in China are subject to less stringent requirements regarding accounting, auditing,

24

financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable.
Additionally, the securities markets in China have a limited operating history and are not as developed as those in the United States. A small number of companies may represent a large portion of the China market as a whole, and prices for securities of these companies may be very sensitive to adverse political, economic, or regulatory developments in China and other Asian countries, and may experience significant losses in such conditions. The value of Chinese currencies may also vary significantly relative to the U.S. dollar, affecting a Fund’s investments.
Geographic Concentration Risk: The Fund’s investments are concentrated in China and Hong Kong, and therefore the Fund will be susceptible to adverse market, political, regulatory, and geographic events affecting those regions.
China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. Many attributes of the Chinese economy are markedly different from those that characterize the U.S., including structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.
Hong Kong. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation of current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government.
Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, and/or invests in futures or other derivative positions, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.
Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.
Management Risk: Because the Fund may not fully replicate its Index and may hold less than the total number of securities in its Index, the Fund is subject to management risk. This is the risk that the Investment Sub-Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results. Moreover, the Investment Sub-Adviser is a newly formed investment adviser with no prior investment management experience.
Market Risk: The values of equity securities in the Index could decline generally or could underperform other investments.

25

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.
Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index.
Privatization Risk: China has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.
Reliance on Trading Partners Risk: The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.
Small and Mid Capitalization Risk: The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.
Performance Information
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a board measure of market performance.
Investment Advisers
Exchange Traded Concepts, LLC serves as the investment adviser to the Fund. Krane Funds Advisors LLC and Index Management Solutions, LLC serve as sub-advisers to the Fund.
The Trust, on behalf of the Fund, and the Adviser have retained the Investment Sub-Adviser to be responsible for the day to day management of the Fund and the Trading Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Investment Sub-Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.
Portfolio Manager
Jonathan Krane, CEO and Managing Member of Krane Funds Advisors LLC founded the Investment Sub-Adviser in 2011 and has served as portfolio manager of the Fund since its inception.

26

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page XX of the prospectus.

27

KraneShares CSI China Urbanization ETF (the “Urbanization ETF” or “Fund”)
Investment Objective
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the CSI Overseas China Urbanization Index (the “Urbanization Index”).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	XX%
Distribution and Service (12b-1) Fees[1]	None
Other Expenses[2]	XX%
Total Annual Fund Operating Expenses	XX%
Less Fee Reductions and/or Expenses Reimbursements	XX%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[3]	XX%

1	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the first 12 months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board of Trustees. Any forgone 12b-1 fees during the first 12 months will not be recoverable during any subsequent period.

2	Other Expenses are based on estimated amounts for the current fiscal year.

3	Krane Funds Advisors LLC (the “Investment Sub-Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding distribution fees and expenses, if any, paid pursuant to a Rule 12b-1 plan, Trustees’ fees and expenses, interest, taxes, brokerage and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, and extraordinary expenses) from exceeding XX% of the Fund’s average daily net assets until _________. This Agreement may be terminated (i) by the Trust, for any reason and at any time; or (ii) by the Investment Sub-Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust at its principal place of business, such termination to be effective as of the close of business on the last day of the then-current one-year period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

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Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$XX	$XX
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Urbanization ETF will normally invest at least 80% of its total assets in securities of the Urbanization Index or in depositary receipts representing securities of the Urbanization Index. The Urbanization ETF may also invest in real estate investment trusts (“REITs”) that may be included in the Urbanization Index. The Urbanization Index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses relate to the growth and development of urban areas in China, as determined by the index sponsor, China Securities Index Co., Ltd (“CSI”). A China-based company is a company that: (i) is incorporated in mainland China; (ii) has its headquarters in mainland China or (iii) derives at least 50% of its revenue from goods produced or sold, or services performed, in mainland China. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of China-based companies. This investment policy may be changed without shareholder approval, upon 60 days’ prior notice to shareholders.
The Urbanization ETF employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Urbanization Index in proportion to the weightings in the Urbanization Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the securities in the Urbanization Index.
The Urbanization ETF will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Urbanization Index is so concentrated. The Urbanization ETF is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
CSI is independent of the Fund, its investment adviser, Exchange Traded Concepts, LLC, (the “Adviser”), Krane Funds Advisors LLC (the “Investment Sub-Adviser”) and Index Management Solutions, LLC (the “Trading Sub-Adviser”). CSI determines the components and the relative weightings of the securities in the Urbanization Index.

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Principal Risks
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.
Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
Emerging Markets Securities Risk: The Fund’s investments will expose the Fund’s portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets.
Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Specifically, issuers in China are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable.
Additionally, the securities markets in China have a limited operating history and are not as developed as those in the United States. A small number of companies may represent a large portion of the China market as a whole, and prices for securities of these companies may be very sensitive to adverse political, economic, or regulatory developments in China and other Asian countries, and may experience significant losses in such conditions. The value of Chinese currencies may also vary significantly relative to the U.S. dollar, affecting a Fund’s investments.

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Geographic Concentration Risk: The Fund’s investments are concentrated in China and Hong Kong, and therefore the Fund will be susceptible to adverse market, political, regulatory, and geographic events affecting those regions.
China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. Many attributes of the Chinese economy are markedly different from those that characterize the U.S., including structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.
Hong Kong. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation of current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government.
Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, and/or invests in futures or other derivative positions, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.
Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.
Management Risk: Because the Fund may not fully replicate its Index and may hold less than the total number of securities in its Index, the Fund is subject to management risk. This is the risk that the Investment Sub-Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results. Moreover, the Investment Sub-Adviser is a newly formed investment adviser with no prior investment management experience.
Market Risk: The values of equity securities in the Index could decline generally or could underperform other investments.
Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.
Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index.
Privatization Risk: China has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

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REIT Risk: REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.
Reliance on Trading Partners Risk: The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.
Small and Mid Capitalization Risk: The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.
Performance Information
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a board measure of market performance.
Investment Advisers
Exchange Traded Concepts, LLC serves as the investment adviser to the Fund. Krane Funds Advisors LLC and Index Management Solutions, LLC serve as sub-advisers to the Fund.
The Trust, on behalf of the Fund, and the Adviser have retained the Investment Sub-Adviser to be responsible for the day to day management of the Fund and the Trading Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Investment Sub-Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.
Portfolio Manager
Jonathan Krane, CEO and Managing Member of Krane Funds Advisors LLC founded the Investment Sub-Adviser in 2011 and has served as portfolio manager of the Fund since its inception.

32

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page XX of the prospectus.

33

KraneShares CSI China Five Year Plan ETF (the “Five Year Plan ETF” or “Fund”)
Investment Objective
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the CSI Overseas China Five Year Plan Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	XX%
Distribution and Service (12b-1) Fees[1]	None
Other Expenses[2]	XX%
Total Annual Fund Operating Expenses	XX%
Less Fee Reductions and/or Expenses Reimbursements	XX%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[3]	XX%

1	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the first 12 months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board of Trustees. Any forgone 12b-1 fees during the first 12 months will not be recoverable during any subsequent period.

2	Other Expenses are based on estimated amounts for the current fiscal year.

3	Krane Funds Advisors LLC (the “Investment Sub-Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding distribution fees and expenses, if any, paid pursuant to a Rule 12b-1 plan, Trustees’ fees and expenses, interest, taxes, brokerage and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, and extraordinary expenses) from exceeding XX% of the Fund’s average daily net assets until _________. This Agreement may be terminated (i) by the Trust, for any reason and at any time; or (ii) by the Investment Sub-Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust at its principal place of business, such termination to be effective as of the close of business on the last day of the then-current one-year period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

34

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$XX	$XX
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Five Year Plan ETF will normally invest at least 80% of its total assets in securities of the Five Year Plan Index or in depositary receipts representing securities of the Five Year Plan Index. The Five Year Plan Index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses the index sponsor, China Securities Index Co., Ltd (“CSI”), has determined will be important in the Five-Year Plan of the Chinese government. A China-based company is a company that: (i) is incorporated in mainland China; (ii) has its headquarters in mainland China or (iii) derives at least 50% of its revenue from goods produced or sold, or services performed, in mainland China. The Five-Year Plan (the “Plan”) is a series of development initiatives that have been released by the Chinese government every five years since 1953. The Plan outlines the government’s goals for, among other things, social and economic growth and industrial planning in key sectors and regions. For example, the most recently released Plan, the Twelfth Five Year Plan (2011-2015), has proposed a focus on several areas including, but not limited to, increasing domestic consumption; modernizing agriculture through mechanization and improvement of agricultural service businesses; encouraging stable urbanization; promoting energy saving and environmental protection; and encouraging domestic technological innovation. In creating the Five Year Plan Index, CSI seeks to identify component securities of companies that it believes will benefit from the areas of focus in the Plan. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of China-based companies. This 80% investment policy may be changed without shareholder approval, upon 60 days’ prior notice to shareholders.
The Five Year Plan ETF employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Five Year Plan Index in proportion to the weightings in the Five Year Plan Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the securities in the Five Year Plan Index.

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The Five Year Plan ETF will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Five Year Plan Index is so concentrated. The Five Year Plan ETF is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
CSI is independent of the Fund, its investment adviser, Exchange Traded Concepts, LLC, (the “Adviser”), Krane Funds Advisors LLC (the “Investment Sub-Adviser”) and Index Management Solutions, LLC (the “Trading Sub-Adviser”). CSI determines the components and the relative weightings of the securities in the Five Year Plan Index.
Principal Risks
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.
Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
Emerging Markets Securities Risk: The Fund’s investments will expose the Fund’s portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets.
Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Specifically, issuers in China are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable.

36

Additionally, the securities markets in China have a limited operating history and are not as developed as those in the United States. A small number of companies may represent a large portion of the China market as a whole, and prices for securities of these companies may be very sensitive to adverse political, economic, or regulatory developments in China and other Asian countries, and may experience significant losses in such conditions. The value of Chinese currencies may also vary significantly relative to the U.S. dollar, affecting a Fund’s investments.
Geographic Concentration Risk: The Fund’s investments are concentrated in China and Hong Kong, and therefore the Fund will be susceptible to adverse market, political, regulatory, and geographic events affecting those regions.
China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. Many attributes of the Chinese economy are markedly different from those that characterize the U.S., including structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.
Hong Kong. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation of current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government.
Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, and/or invests in futures or other derivative positions, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.
Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.
Management Risk: Because the Fund may not fully replicate its Index and may hold less than the total number of securities in its Index, the Fund is subject to management risk. This is the risk that the Investment Sub-Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results. Moreover, the Investment Sub-Adviser is a newly formed investment adviser with no prior investment management experience.
Market Risk: The values of equity securities in the Index could decline generally or could underperform other investments.
Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

37

Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index.
Privatization Risk: China has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.
Reliance on Trading Partners Risk: The Fund invests in an economy that is heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.
Small and Mid Capitalization Risk: The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.
Performance Information
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a board measure of market performance.
Investment Advisers
Exchange Traded Concepts, LLC serves as the investment adviser to the Fund. Krane Funds Advisors LLC and Index Management Solutions, LLC serve as sub-advisers to the Fund.
The Trust, on behalf of the Fund, and the Adviser have retained the Investment Sub-Adviser to be responsible for the day to day management of the Fund and the Trading Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Investment Sub-Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.
Portfolio Manager
Jonathan Krane, CEO and Managing Member of Krane Funds Advisors LLC founded the Investment Sub-Adviser in 2011 and has served as portfolio manager of the Fund since its inception.
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page XX of the prospectus.

38

Summary Information about Purchasing and Selling Shares,
Taxes and Financial Intermediary Compensation
Purchase and Sale of Fund Shares
Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Funds throughout the trading day like any publicly traded security. Each Fund’s shares are listed on the NYSE Arca. The price of a Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (premium) or less than NAV (discount). Each Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 50,000 shares (“Creation Units”), principally in-kind for securities included in the relevant Index. Except when aggregated in Creation Units, the Funds’ shares are not redeemable securities.
Tax Information
The distributions made by the Funds are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as 401(k) plan or individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

39

Index/Trademark Licenses/Disclaimers
Dow Jones Indexes and CSI (the “Index Providers”) are not affiliated with the Trust, the Adviser, the Investment Sub-Adviser, the Trading Sub-Adviser, the Funds’ administrator, custodian, transfer agent or distributor, or any of their respective affiliates. The Investment Sub-Adviser has entered into license agreements with the index providers pursuant to which the Investment Sub-Adviser pays a fee to use their respective Indexes. The Investment Sub-Adviser is sub-licensing rights to the Indexes to the Funds at no charge.
Dow Jones Index Licenses: The Dow Jones Global Luxury Consumer IndexSM and the Dow Jones China Alternative Energy IndexSM (the “Indexes”) are products of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME Indexes”), and has been licensed for use. “Dow Jones(r)”, “Dow Jones Global Luxury Consumer IndexSM” and “Dow Jones China Alternative Energy IndexSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Indexes and sublicensed for use for certain purposes by Krane Funds Advisors LLC (the “Licensee”). The Funds are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates. Dow Jones, CME Indexes and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones’, CME Indexes’ and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the Indexes which are determined, composed and calculated by CME Indexes without regard to the Licensee or the Funds. Dow Jones and CME Index have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the Indexes. Dow Jones, CME Indexes and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME Indexes and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Indexes. It is possible that this trading activity will affect the value of the Indexes and the Funds.
DOW JONES, CME INDEXES AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME INDEXES AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME INDEXES AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. DOW JONES, CME INDEXES AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY

40

DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME INDEXES OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME INDEXES AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME INDEXES.
CSI Indexes: The CSI Overseas China Internet Thematic Index, the CSI Overseas China Consumer Staples Index, the CSI Overseas China Consumer Discretionary Index, the CSI Overseas China Urbanization Index and the CSI China Overseas Five Year Plan Index (collectively, the “CSI Overseas China Indexes”) are licensed trademarks of CSI (the “Index Trademark”). The Investment Sub-Adviser is licensed to use the Index Trademark for the purpose of promoting and marketing the Funds.
The Funds are neither sponsored nor promoted, distributed or in any other manner supported by CSI. The CSI Overseas China Indexes are compiled and calculated by CSI. CSI will apply all necessary means to ensure the accuracy of the CSI Overseas China Indexes. However, neither CSI nor the Shanghai Stock Exchange nor the Shenzhen Stock Exchange shall be liable (whether in negligence or otherwise) to any person for any error in the CSI Overseas China Indexes and neither CSI nor the Shanghai Stock Exchange nor the Shenzhen Stock Exchange shall be under any obligation to advise any person of any error therein. All copyrights in the CSI Overseas China Index values and constituent lists vest in CSI. Neither the publication of CSI Overseas China Indexes by CSI nor the granting of a license of rights relating to CSI Overseas China Indexes or to the Index Trademark for the utilization in connection with the Funds, represents a recommendation by CSI for a capital investment or contains in any manner a warranty or opinion by CSI with respect to the attractiveness of an investment in the Funds.
Shares of the Trust are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of any Fund. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, or in the determination or calculation of the equation by which the shares are redeemable. The NYSE Arca has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Adviser, the Investment Sub-Adviser, the Trading Sub-Adviser and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any members of the public regarding the advisability of investing in securities generally or in the Funds particularly.

41

Additional Risk Information
The following section provides additional information regarding certain of the principal risks identified under “Principal Risks” in each Fund’s summary along with additional risk information. Risk information is applicable to all Funds unless otherwise noted.
Principal Risks
Market Capitalization Risk: Each Fund’s Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, for example, large-, mid- or small-cap securities. As a result, a Fund may be subject to the risk that the pre-dominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.
Foreign Investment Risk: Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.
Foreign Securities. Each Fund invests in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.
Depositary Receipts. The Fund may invest in depositary receipts. Depositary receipts include American Depositary Receipts (“ADRs”) which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Global Depositary Receipts (“GDRs”) are depositary receipts which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in

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emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.
Depositary receipts may be sponsored or unsponsored. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.
Depositary receipts may be unregistered and unlisted. A Fund’s investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended. The Adviser will determine the liquidity of such investments pursuant to guidelines established by the Board. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within a Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between a Fund’s decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.
Currency Risk. Each Fund’s NAV is determined on the basis of U.S. dollars, therefore, a Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund’s holdings goes up.
Political and Economic Risk. The Funds are subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where a Fund invests could cause a Fund’s investments in that country to experience gains or losses. A Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.
Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for a Fund to buy and sell securities. These factors could result in a loss to a Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

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Geographic/China Investment Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund.
The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which a Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which a Fund invests.
Market Risk: An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Passive Investment Risk: The Funds are not actively managed. Therefore, unless a specific security is removed from a Fund’s Underlying Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from a Fund’s Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in a Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Fund’s Underlying

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Index. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Underlying Index could have a negative effect on a Fund. Unlike with an actively managed fund, the Investment Sub-Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, a Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.
Privatization Risk: China has begun a process of privatization of certain entities and industries. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards, or in some cases, due to re-nationalization of such privatized entities. There is no assurance that such losses will not recur.
Tracking Error Risk: Tracking error refers to the risk that the Investment Sub-Adviser may not be able to cause a Fund’s performance to match or correlate to that of a Fund’s Underlying Index, either on a daily or aggregate basis. There are a number of factors that may contribute to a Fund’s tracking error, such as Fund expenses, imperfect correlation between the Fund’s investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate. In addition, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund’s performance to be less than expected.
Additional Investment Strategies
Each Fund, using an “indexing” investment approach, seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of its respective Index. A number of factors may affect a Fund’s ability to achieve a high correlation with its Index, including the degree to which a Fund utilizes a sampling methodology. There can be no guarantee that a Fund will achieve a high degree of correlation.
Upon the recommendation of the Investment Sub-Adviser, the Trading Sub-Adviser may sell securities that are represented in an Index or purchase securities not yet represented in an Index, in anticipation of their removal from or addition to an Index. There may also be instances in which the Investment Sub-Adviser may choose to overweight securities in an Index, thus causing the Trading Sub-Adviser to purchase or sell securities not in an Index which the Investment Sub-Adviser believes are appropriate to substitute for certain securities in that Fund’s Index or utilize various combinations of other available investment techniques in seeking to track an Index. Each Fund may invest in stock index futures contracts and other derivatives in order to track an Index. Each Fund will not take defensive positions.
Each Fund may change its investment objective and underlying index without shareholder approval.

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Additional Risks
Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.
Fluctuation of NAV. The NAV of the Fund shares will generally fluctuate with changes in the market value of a Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in a Fund’s NAV and supply and demand of shares on the NYSE Arca. It cannot be predicted whether Fund shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an Index trading individually or in the aggregate at any point in time. The market prices of Fund shares may deviate significantly from the NAV of the shares during periods of market volatility. However, given that shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Investment Sub-Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Fund shares normally will trade close to a Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund’s NAV. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.
Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Derivatives Risk: A derivative is a financial contract, the value of which depends on, or is derived from, the value of a financial asset (such as a stock, bond or currency), a physical asset

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(such as gold) or a market index (such as the S&P 500 Index). Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus each Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.
Information Regarding the Indexes
The Dow Jones Global Luxury Consumer IndexSM
The Dow Jones Global Luxury Consumer IndexSM is designed to measure the performance of the investable universe of publicly traded companies that provide high-end (“luxury”) goods and services and that generate a sizable portion of their sales from emerging markets, such as China or have publicly stated expectations of achieving sales and revenue growth in these markets. Luxury goods and services include, for example, apparel, accessories, cosmetics, premium alcohol brands, automobiles, jewelry and hotels. Securities included in the index will generally be common stock issued by eligible companies. Eligible securities are screened according to liquidity and market capitalization requirements. Component securities are equally weighted and weightings are capped according to a methodology applied on a quarterly basis. The index generally is comprised of [20-30] securities. The Index was created and is maintained by Dow Jones Indexes.
The Dow Jones China Alternative Energy IndexSM
The Dow Jones Alternative Energy IndexSM is designed to measure the performance of the investable universe of publicly traded companies whose primary business line is in or related to the alternative energy sector and that primarily operate in mainland China or generate a sizable portion of their sales from China or have publicly stated expectations of achieving sales and revenue growth in China. The index is comprised of companies whose primary business or businesses is related to sources of alternative energy (e.g., solar power or wind), the manufacture and production of electric cars, their components, or other conservation, or “clean,” technologies. Securities included in the index will generally be common stock issued by eligible companies. To be eligible for inclusion in the index, securities of Chinese companies must be tradeable to foreign investors without restrictions, such as securities of companies that are incorporated in China and are listed on the Hong Kong Exchange (“H-Shares”) and securities of companies with main business operations in China that are listed on the Hong Kong Exchange (“Red Chips”). Securities may also be listed on U.S. and other foreign exchanges, subject to the index’s other selection criteria. Eligible securities are screened according to liquidity and market capitalization requirements. Component securities are equally weighted and weightings are capped according to a methodology applied on a quarterly basis. The index generally is comprised of [20-30] securities. The index was created and is maintained by Dow Jones Indexes.
The CSI Overseas China Internet Thematic Index
The CSI Overseas China Internet Thematic Index is designed to measure the performance of the investable universe of publicly traded China-based companies in the Internet and Internet-related

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sectors. The index is comprised of companies whose primary business or businesses involve internet software and services, internet retail, internet entertainment software and mobile internet. Securities included in the index will generally be common stock issued by eligible companies. To be eligible for inclusion in the index, securities must be tradeable to foreign investors without restrictions, such as securities of companies that are incorporated in China and are listed on the Hong Kong Exchange (“H-Shares”) and securities of companies with main business operations in China that are listed on the Hong Kong Exchange (“Red Chips”). Securities may also be listed on U.S. exchanges and other foreign exchanges, subject to the index’s other selection criteria. Eligible securities are screened according to liquidity and listing requirements. Component securities are market capitalization weighted and weightings are capped at 15% levels on a semi-annual basis. The index is generally comprised of [15-30] securities. The index was created and is maintained by China Securities Index, Co.
The CSI Overseas China Consumer Staples Index
The CSI Overseas China Consumer Staples Index is designed to measure the performance of a universe of publicly traded China-based companies in the consumer staples sector. The index is comprised of companies whose primary business or businesses involve food and staples retailing; beverage and tobacco products; and household or personal products. Securities included in the index will generally be common stock issued by eligible companies. To be eligible for inclusion in the index, securities must be tradeable to foreign investors without restrictions, such as securities of companies that are incorporated in China and are listed on the Hong Kong Exchange (“H-Shares”) and securities of companies with main business operations in China that are listed on the Hong Kong Exchange (“Red Chips”). Securities may also be listed on U.S. exchanges other foreign exchanges, subject to the index’s other selection criteria. Eligible securities are screened according to liquidity and listing requirements. Component securities are market capitalization weighted and weightings are capped at 15% on a semi-annual basis. The index is generally comprised of [25-35] securities. The index was created and is maintained by China Securities Index, Co.
The CSI Overseas China Consumer Discretionary Index
The CSI Overseas China Discretionary Index is designed to measure the performance of a universe of publicly traded China-based companies in the consumer discretionary sector. The index is comprised of companies whose primary business or businesses involve automobiles and components, consumer durables and apparel; consumer services, media and retail. Securities included in the index will generally be common stock issued by eligible companies. To be eligible for inclusion in the index, securities must be tradeable to foreign investors without restrictions, such as securities of companies that are incorporated in China and are listed on the Hong Kong Exchange (“H-Shares”) and securities of companies with main business operations in China that are listed on the Hong Kong Exchange (“Red Chips”). Securities may also be listed on U.S. exchanges and other foreign exchanges, subject to the index’s other selection criteria. Eligible securities are screened according to liquidity and listing requirements. Component securities are market capitalization weighted and weightings are capped at 15% level on a semi-annual basis. The index is generally comprised of [50-70] securities. The index was created and is maintained by China Securities Index, Co.

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The CSI Overseas China Urbanization Index
The CSI Overseas China Urbanization Index is designed to measure the performance of a universe of publicly traded China-based companies that facilitate the growth and development of urban areas . The index is comprised of companies whose primary business or businesses are in the materials, property, industrials, machinery, IT/Hardware, retail, utilities, infrastructure and transportation (including automotive) sectors, among other sectors. Securities included in the index will generally be common stock issued by eligible companies. To be eligible for inclusion in the index, securities must be tradeable to foreign investors without restrictions, such as securities of companies that are incorporated in China and are listed on the Hong Kong Exchange (“H-Shares”) and securities of companies with main business operations in China that are listed on the Hong Kong Exchange (“Red Chips”). Securities may also be listed on U.S. exchanges and other foreign exchanges, subject to the index’s other selection criteria. Eligible securities are screened according to liquidity and listing requirements. Component securities are market capitalization weighted and weightings are capped at 15% level on a semi-annual basis. The index is generally comprised of [75-150] securities. The index was created and is maintained by China Securities Index, Co.
The CSI Overseas China Five Year Plan Index
The CSI Overseas China Five Year Plan Index is designed to measure the performance of a universe of publicly traded China-based companies that the index sponsor, China Securities Index, Co. (“CSI”), has determined will be important in the Five Year Plan of the Chinese government. The Five-Year Plan (the “Plan”) is a series of development initiatives that have been released by the Chinese government every five years since 1953. The Plan outlines the government’s goals for, among other things, social and economic growth and industrial planning in key sectors and regions. For example, the most recently released Plan, the Twelfth Five Year Plan (2011-2015), has proposed a focus on several areas including, but not limited to, increasing domestic consumption; modernizing agriculture through mechanization and improvement of agricultural service businesses; encouraging stable urbanization; promoting energy saving and environmental protection; and encouraging domestic technological innovation. In creating the Five Year Plan Index, CSI seeks to identify component securities of companies that it believes will benefit from the areas of focus in the Plan. Index components include securities of companies in various sectors including, but not limited to healthcare, IT/Internet, autos, industrial, machinery, materials, agriculture thematic, low carbon thematic (including alternative energy), high-end equipment manufacturing, transportation, consumption and technology, media and telecommunications industries. Securities included in the index will generally be common stock issued by eligible companies. To be eligible for inclusion in the index, securities must be tradeable to foreign investors without restrictions, such as securities of companies that are incorporated in China and are listed on the Hong Kong Exchange (“H-Shares”) and securities of companies with main business operations in China that are listed on the Hong Kong Exchange (“Red Chips”). Securities may also be listed on U.S. exchanges and other foreign exchanges, subject to the index’s other selection criteria. Eligible securities are screened according to liquidity and listing requirements. Component securities are market capitalization weighted and weightings are capped at 15% level on a semi-annual basis. The index is generally comprised of approximately [75-150] securities. The index was created and is maintained by China Securities Index, Co.

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Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.
Fund Management
Exchange Traded Concepts, LLC or the Adviser, an Oklahoma limited liability company, is located at 3555 Northwest 58th Street, Suite 410, Oklahoma City, Oklahoma, 73112. The Adviser was formed in 2009 and has provided investment advisory services to other exchange-traded funds. The Adviser serves as investment adviser to the Funds and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Trust’s Board of Trustees and officers. The Adviser is also responsible for arranging, in consultation with sub-advisers, transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits its officers and employees to serve as officers, Trustees or employees of the Trust. For the services the Adviser provides, each Fund pays the Adviser a fee that is the greater of XX% per annum of the average daily net assets of the Fund, calculated daily and paid monthly, and $XX per annum, prorated and paid on a monthly basis.
Krane Funds Advisors LLC or the Investment Sub-Adviser, a Delaware limited liability company, is a newly formed investment adviser located at 152 West 57th Street, 16th Floor, New York, New York 10019. Other than certain functions delegated to the Trading Sub-Adviser, as discussed further below, the Investment Sub-Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers the investment program of the Funds, subject to the supervision of the Adviser and the Board. For the services it provides to the Funds, the Trust pays the Investment Sub-Adviser a fee, which is calculated daily and paid monthly at an annual rate of XX% based on a percentage of the average daily net assets of each Fund. The Investment Sub-Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding distribution fees and expenses, if any, paid pursuant to a Rule 12b-1 plan, Trustees’ fees and expenses, interest, taxes, brokerage and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, and extraordinary expenses) from exceeding XX% of each Fund’s average daily net assets. This agreement shall continue in effect with respect to each Fund until the termination of the Sub-Advisory Agreement with respect to the Fund, provided that the agreement may be terminated, without payment of penalty, with respect to the Fund by the Trust, for any reason and at any time.
Index Management Solutions LLC or the Trading Sub-Adviser, is a wholly-owned subsidiary of VTL Associates, LLC and is located at One Commerce Square, 2005 Market Street, Suite 2020,

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Philadelphia, Pennsylvania 19103. The Trading Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Investment Sub-Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees. For the services it provides to the Funds, each Fund pays the Trading Sub-Adviser a fee that is the greater of XX% per annum of the average daily net assets of the Fund, calculated daily and paid monthly, and $XX per annum, prorated and paid on a monthly basis.
A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement with the Adviser and the Investment Sub-Advisory Agreements with the Investment Sub-Adviser and the Trading Sub-Adviser will be available in the Funds’ Semi-Annual Report for the period ended January 31, 2012.
Portfolio Manager
Jonathan Krane of the Investment Sub-Adviser (the “Portfolio Manager”), is primarily responsible for the day-to-day management of the Funds. The Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities.
Mr. Krane founded the Investment Sub-Adviser in 2011. He is also Managing Partner of Krane Capital, an investment and advisory company based in New York that advises companies in the United States and China on various financial investment opportunities. Prior to that, Mr. Krane was Chief Executive Officer of the China division of a multinational company. Mr. Krane received a BA from Connecticut College and an MBA from Columbia University.
The Statement of Additional Information provides additional information about the Portfolio Manager’s compensation, other accounts managed, and ownership of Fund shares.
Buying and Selling the Funds
Fund shares are listed for secondary trading on the NYSE Arca. When you buy or sell a Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares will trade on the NYSE Arca at prices that may differ to varying degrees from the daily NAV of the shares. The NYSE Arca is generally open Monday through Friday and is closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
NAV per share for the Funds is computed by dividing the value of the net assets of the Funds (i.e. the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and

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taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the NYSE (ordinarily 4:00 p.m., Eastern time).
When determining NAV, the value of each Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the NYSE Arca (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.
Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s benchmark Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s benchmark Index.
Frequent Purchases and Redemptions of Fund Shares
Unlike frequent trading of shares of a traditional open-end mutual fund’s (i.e., not exchange-traded) shares, frequent trading of shares of the Funds on the secondary market does not disrupt portfolio management, increase the Funds’ trading costs, lead to realization of capitalization gains, or otherwise harm the Funds’ shareholders because these trades do not involve the Funds directly. Certain institutional investors are authorized to purchase and redeem a Fund’s shares directly with the Fund. Because these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects noted above that may result from frequent cash trades. Moreover, each Fund imposes transaction fees on in-kind purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for Creation Units, reflecting the fact that the Fund’s trading costs increase in those circumstances. For these reasons, the Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Funds.
Other Considerations
Distribution and Service Plan. The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. However, the Board of Trustees has determined that no payments pursuant to the Distribution

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and Service Plan will be made for at least the next twelve (12) months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board of Trustees. Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period. Because these fees would be paid out of each Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Dividends, Distributions and Taxes
Fund Distributions
Each Fund pays out dividends from its net investment income to investors at least quarterly. The Fund distributes any net capital gains, if any, annually.
Dividend Reinvestment Service
Brokers may make available to their customers who own a Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of that Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
Tax Information
The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.
Tax Status of Each Fund
Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

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Tax Status of Distributions
•	Each Fund will distribute substantially all of its net investment income, quarterly, and net capital gains income, annually.

•	The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are currently eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

•	Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

•	Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

•	Dividends, interest and gains received by a Fund with respect to foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes. If more than 50% of the total assets of a Fund consist of foreign securities, that Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders. This means that you will be considered to have received as an additional dividend your share of such foreign taxes and may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

•	Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

•	Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

•	Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

•	Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

54

•	A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

•	If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.
Tax Status of Share Transactions. Each sale, exchange, or redemption of Fund shares may be a taxable event to you. For tax purposes, an exchange of Fund shares for shares of a different Fund of the Trust is treated the same as a sale. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent the capital gain dividends were paid with respect to such shares. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.
Non-U.S. Investors. If you are not a citizen or permanent resident of the United States, a Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For taxable years of a Fund beginning before January 1, 2012, a Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that the foreign person is a nonresident alien individual who is not present in the United States for a period or periods aggregating 183 days or more during the taxable year and certain other requirements are met. Gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. Tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Beginning in 2014, a 30% U.S. withholding tax will be imposed on dividends and proceeds from the sale of Fund shares paid to foreign shareholders if certain disclosure requirements are not satisfied.
Taxes on Exchange-Listed Share Sales. Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

55

Backup Withholding. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).
The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.
Additional Information
Information regarding the number of days each Fund’s market price was at a discount or a premium to its NAV for the most recently completed calender year and the most recently completed calendar quarters since that year, will be provided, free of charge, on the Funds’ web site at XX.

56

Exchange Traded Concepts Trust
3555 Northwest 58 th Street, Suite 410
Oklahoma City, Oklahoma 73112
ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Additional information about a Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In a Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.
FOR MORE INFORMATION
To request a free copy of the latest annual or semi-annual report, when available, the SAI or to request additional information about a Fund or to make other inquiries, please contact us as follows:

Call:	[Number]
Monday through Friday
8:30 a.m. to 6:30 p.m. (Eastern Time)

Write:	Exchange Traded Concepts Trust
3555 Northwest 58th Street, Suite 410
Oklahoma City, Oklahoma 73112
Visit:
INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION
You can review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the Funds are also available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.
The Trust’s Investment Company Act file number: 811-22263

SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
DATED NOVEMBER 22, 2011
STATEMENT OF ADDITIONAL INFORMATION
KraneShares Dow Jones Global Luxury Consumer ETF [Ticker Symbol: ]
KraneShares Dow Jones China Alternative Energy ETF [Ticker Symbol: ]
KraneShares CSI China Internet ETF [Ticker Symbol: ]
KraneShares CSI China Consumer Staples ETF [Ticker Symbol: ]
KraneShares CSI China Consumer Discretionary ETF [Ticker Symbol: ]
KraneShares CSI China Urbanization ETF [Ticker Symbol: ]
KraneShares CSI China Five Year Plan ETF [Ticker Symbol: ]
each, a series of EXCHANGE TRADED CONCEPTS TRUST (the “Trust”)
January ___, 2012
Investment Adviser:
Exchange Traded Concepts, LLC
Investment Sub-Adviser:
Krane Funds Advisors LLC
Trading Sub-Adviser:
Index Management Solutions, LLC
This Statement of Additional Information (“SAI”) is not a prospectus. With respect to each of the Trust’s series, the SAI should be read in conjunction with the prospectus, dated ___, 2011 may be revised from time to time (the “Prospectus”). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by writing the Funds’ Distributor, SEI Investments Distribution Co. One Freedom Valley Drive, Oaks, PA 19456, by visiting the Trust’s website at XX.com or by calling XX.

i

ii

GENERAL INFORMATION ABOUT THE TRUST
The Trust is an open-end management investment company consisting of multiple investment series (each a “Fund” and collectively the “Funds”). The Trust was organized as a Delaware statutory trust on July 17, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Exchange Traded Concepts, LLC (the “Adviser”) serves as investment adviser to the Funds. Krane Funds Advisors LLC (the “Investment Sub-Adviser”) and Index Management Solutions, LLC (the “Trading Sub-Adviser”) serve as sub-advisers to the Funds (collectively, the “Sub-Advisers”). The investment objective of each Fund is provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specified market index (each, an “Index” and collectively, the “Indexes”).
Each Fund offers and issues Shares at their net asset value only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares in exchange for a basket of securities included in its Index (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The Shares are listed on the NYSE Arca (“NYSE Arca” or the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of each Fund consists of 50,000 Shares.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities. In addition to the fixed Creation or Redemption Transaction Fee, an additional transaction fee of up to five times the fixed Creation or Redemption Transaction Fee may apply.
ADDITIONAL INDEX INFORMATION
Dow Jones Global Luxury Consumer IndexSM (the “Luxury Index”)
The Luxury Index was created and is maintained by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“Dow Jones”). Dow Jones is independent of the Adviser, the Sub-Advisers and their affiliates. The Luxury Index represents companies that provide global high-end (“luxury”) goods and services that generate a sizeable portion of their sales from emerging markets, such as China, or have publicly stated expectations of achieving sales and revenue growth from emerging markets, such as China. Publicly stated expectations of achieving sales and revenue growth in China include, but are not limited to, statements made in company press releases, annual reports and regulatory filings, analyst reports and in news media outlets.
A Luxury Index-eligible stock must also have:
•	A minimum float-adjusted market capitalization of $200 million (U.S. Dollars); and

•	A minimum six-month average daily trading volume of $2 million (U.S. Dollars).

The Luxury Index was released by Dow Jones for circulation in XX. The composition of the Luxury Index is reviewed by Dow Jones on a quarterly basis. Additions to and subtractions from the Luxury Index occur on the close of business on the third Friday of the end of the calendar quarter, which may impact the relative weightings of the securities in the Index prior to rebalancing.
The Index is equal weighted, with the weight of any individual security restricted to no more than 5% of the Luxury Index, at the time of each rebalancing.
The Luxury Index currently targets the inclusion of [20-30] companies. Subject to the selection criteria above, companies may be added to the index at the time of quarterly rebalancing if, through the course of their business, they enter into the luxury goods and services business in China, are acquired by a company that is already in the index or are divested from a company that is not currently in the index but the divested company would become eligible for inclusion. Dow Jones publishes the changes to the Luxury Index prior to the effective date of the change and on such effective date posts the changes to its website at www.djindexes.com.
Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Luxury Index through the Fund’s website at www.kraneshares.com.
Dow Jones China Alternative Energy IndexSM (the “Alternative Energy Index”)
The Alternative Energy Index was created and is maintained by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“Dow Jones”). Dow Jones is independent of the Adviser, the Sub-Advisers and their affiliates. The Alternative Energy Index represents alternative energy companies that primarily operate in mainland China or generate a sizeable portion of their sales from China or have publicly stated expectations of achieving sales and revenue growth in China. Publicly stated expectations of achieving sales and revenue growth in China include, but are not limited to, statements made in company press releases, annual reports and regulatory filings, analyst reports and in news media outlets.
An Alternative Energy Index-eligible stock must also have:
•	A minimum float-adjusted market capitalization of $200 million (U.S. Dollars); and

•	A minimum six-month average daily trading volume of $2 million (U.S. Dollars).
The Alternative Energy Index was released by Dow Jones for circulation in XX. The composition of the Alternative Energy Index is reviewed by Dow Jones on a quarterly basis. Additions to and subtractions from the Alternative Energy Index occur on the close of business on the third Friday of the end of the calendar quarter.
The Index is equal weighted, with the weight of any individual security restricted to no more than 5% of the Alternative Energy Index, at the time of each rebalancing.
The Alternative Energy Index currently targets the inclusion of [20-30] companies. Subject to the selection criteria above, companies may be added to the index at the time of quarterly rebalancing if, through the course of their business, they enter into the alternative energy sector in China, are acquired by a company that is already in the index or are divested from a company that is not currently in the index but the divested company would become eligible for inclusion. Dow Jones publishes the changes to the Alternative Energy Index prior to the effective date of the change and on such effective date posts the changes to its website at www.djindexes.com.
Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Alternative Energy Index through the Fund’s website at www.kraneshares.com.
The CSI Overseas China Internet Thematic Index, the CSI Overseas China Consumer Discretionary Index, the CSI Overseas China Consumer Staples Index, the CSI Overseas China Urbanization Index, the CSI Overseas China Five Year Plan Index (each may be referred to as a “CSI Overseas China Index” or collectively as the “CSI Overseas China Indexes”).
Index Provider Description
The CSI Overseas China Indexes are created and maintained by China Securities Index, Co., Ltd. (“CSI”). CSI is a professional index service company jointly founded by the Shanghai Stock Exchange and the Shenzhen Stock Exchange, to provide services relating to securities indices. CSI is independent of the Adviser, the Sub-Advisers and their affiliates.
Constituents Selection
a. CSI Overseas China Index Universe
To qualify for index inclusion, a company must first meet the minimum requirements to enter and remain in CSI Overseas China Index universe.
To be added to a CSI Overseas China Index, a company must:
•	Be primarily listed for trading outside of mainland China; and

•	Have traded for at least three (3) months.
In addition, to be added to a CSI Overseas China Index a company must meet at least one of the following criteria:
•	Be incorporated in mainland China;

•	Have its headquarters in mainland China;

•	Derives at least 50% of its revenue from goods produced or sold, or services performed, in mainland China.
Securities which are listed on the Hong Kong Exchange (HKEx) (either on the main board or HKEx’s alternative stock market exchange Growth Enterprise Market (“GEM”)) must also satisfy the following conditions:

•	Be either common stock or equity securities issued by real estate investment trusts (“REITs”);

•	Be listed for more than three (3) months in the most recent year unless the daily average total market value of the security since listing is ranked in the top 10 out of all HKEx-listed securities;

•	Have a daily average close price in the most recent year of no less than $0.1 (Hong Kong Dollars (“HKD”));

•	Have a daily average close price in the most recent year of no less than $0.5 HKD if the company’s earnings per share report is negative for the most recently completed annual period;

•	Have a daily average turnover ratio (trading volume to shares issued) of no less than 0.1% during the most recent three-month period.
b. Selection Criteria
Once the CSI Overseas China Index universe has been identified, to qualify for inclusion in a specific CSI Overseas China Index, a company must:
•	Have a daily average trading value of more than $2 million (U.S. Dollars) in the past year; and

•	Fall within the sector or sectors in the relevant CSI Overseas China Index, as determined by CSI’s proprietary industry classification standards.
Index Calculation
The CSI Overseas China Indexes are market capitalization weighted and are calculated using a Paasche weighted composite price index formula. The formula is:

Current Index =	Current Adjusted Market Cap of Constituents Base Period	× 1000
Adjusted market cap = Σ (Price X Adjusted No. of shares X Weight Cap Factor X Foreign Exchange Rate). Weight cap factor is between 0 and 1. The weights of a component are capped at 15%. The adjusted number of shares are calculated using a category-weighted method.
The Category-Weighted Method is shown in the below chart. For example, a security with a negotiable market share ratio (negotiable market capitalization (i.e., free float)/total market capitalization) of 7%, which is below 10%, will have an inclusion factor equal to its negotiable market capitalization ratio. A security with a negotiable market share ratio of 35% will belong to category (30, 40]. The corresponding inclusion factor is 40%, i.e. 40% of total market share will be used for index calculation.

Category-Weighted Chart

Negotiable
Market
Cap Ratio (%)	≤10	(10, 20]	(20, 30]	(30, 40]	(40, 50]	(50, 60]	(60, 70)	(70, 80)	>80
Inclusion Factor (%)	Negotiable Market Cap Ratio	20	30	40	50	60	70	80	100
The following six categories are usually deemed as non-free float market capitalization by CSI: Long term holdings by founders, families, & senior executives; Government holdings; Strategic holdings (Companies, banks); Frozen shares; Restricted employee shares; Cross holdings.
Each CSI Overseas China Index is rebalanced on a semi-annual basis, on January 1 and July 1.
Index Maintenance and Issue Changes
The CSI Overseas China Indexes are reviewed and rebalanced by CSI on a semi-annual basis, effective on January 1 and July 1. Securities will be added to an index at the semi-annual periods if they become eligible. Component securities are adjusted on an ad hoc basis due to corporate actions including, but not limited to, bankruptcy, suspension, shares issue and stock splits. In addition, adjustments are made based on the following criteria:
(i) IPOs
CSI does not apply the “fast entry” rule, meaning that there is no rule that stocks of recently issued IPOs be added to the index during the semi-annual review periods.
(ii) Delisted Securities
Delisted securities will be deleted from an index. No replacement security will be added.
(iii) Demerged Companies
Demerged companies will remain in the index.
(iv) Merger between Constituents
The new company will remain in the index. No replacement security will be added.
(v) Constituents Acquired by Non-Constituents
The acquiring company will not remain in the index. No replacement security will be added.
Index Rebalancing/Structural Changes
Changes to the index will be published to CSI’s website at [website] before changes are effected.

Index Availability
Information regarding the CSI Overseas China Index will be disseminated through Reuters.
Exchange Rates and Pricing
WM/Reuters foreign exchange rates are taken daily at 6:30 a.m. Beijing time, and are used in the calculation of the CSI Overseas China Indexes.
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES AND RELATED RISKS
Each Fund’s investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.
NON-DIVERSIFICATION
Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its assets in the securities of a single issuer than a diversified fund. The securities of a particular issuer may constitute a greater portion of an Index of each Fund and, therefore, the securities may constitute a greater portion of the Fund’s portfolio. This may have an adverse effect on a Fund’s performance or subject a Fund’s shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, each Fund may hold the securities of a single issuer in an amount exceeding 10% of the market value of the outstanding securities of the issuer, subject to restrictions imposed by the Code. In particular, as a Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in its benchmark Index.
Although each Fund is non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), and to relieve each Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may severely limit the investment flexibility of a Fund and may make it less likely that a Fund will meet its investment objectives. Each Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that a Fund be diversified (e.g., that it will not invest more than 5% of its assets in the securities of any one issuer nor acquire more than 10% of the outstanding voting securities of any one issuer) with respect to 50% of its assets. With respect to the remaining 50% of its assets, the Fund may invest an unlimited amount in any one issuer, subject to certain limitations. See “Federal Income Taxes” in this SAI.
CONCENTRATION
Each Fund may concentrate its investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the benchmark Index of a Fund and consequently the Fund’s investment portfolio. This may adversely affect a Fund’s performance or subject its Shares to greater price volatility than that experienced by less concentrated investment companies.

DESCRIPTION OF PERMITTED INVESTMENTS
The following are descriptions of the permitted investments and investment practices and the associated risk factors. The Funds will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with a Fund’s investment objective and permitted by the Fund’s stated investment policies.
EQUITY SECURITIES
Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate.
Types of Equity Securities:
Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.
Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.
Convertible Securities — Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer’s common stock at A Fund’s option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer’s capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its “investment value” (i.e., its value as a fixed income security) or its “conversion value” (i.e., its value upon conversion into its underlying common stock).
Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.
Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Risks of Investing in Equity Securities:
General Risks of Investing in Stocks - While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.
Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:
▪	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

▪	Factors affecting an entire industry, such as increases in production costs; and

▪	Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.
Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.
Small- and Medium-Sized Companies - Investors in small- and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small- and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.
When-Issued Securities — A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. When the Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Funds do not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.
Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. The Funds will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. The Funds will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.
FOREIGN SECURITIES
FOREIGN ISSUERS
Each Fund may invest a significant portion of its assets in issuers located outside the United States directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include depositary receipts, which are described further below, “ordinary shares,” and “New York shares” issued and traded in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protects a Fund from the foreign settlement risks described below.
Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile than those of domestic securities. Therefore, a Fund’s investment in foreign securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a failed settlement, which can result in losses to a Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Funds to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Many foreign countries lack uniform accounting, auditing and financial reporting standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.
Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.
GEOGRAPHIC CONCENTRATION
Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. A fund that focuses on a single country or a specific region is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks, among others, compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Asia and the Middle East, can be interdependent and may be adversely affected by the same events.
RISK FACTORS REGARDING ASIA. The economies of many Asian countries are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the European Union. The recent global economic crisis has impacted Asia, significantly lowering its exports and foreign investments, which are driving forces of its economic growth. Current economic conditions are also significantly affecting consumer confidence and local stock markets.
In addition to general risks affecting Asian countries, certain Asian countries, including China, Hong Kong, and Taiwan, are subject to additional risks that are based on each country’s history, economy and geography. Certain risks associated with investments in these countries are discussed below.
PEOPLE’S REPUBLIC OF CHINA. The government of the People’s Republic of China is dominated by the one-party rule of the Chinese Communist Party. China’s economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies.

Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over industrial development and, ultimately, control over China’s economic growth through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.
HONG KONG. Hong Kong has been subject to the threat of social and political unrest since Great Britain handed over control of the region to the Chinese mainland government. Since that time, Hong Kong has been governed by the Chinese. Under Chinese control, Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital.
China has committed by treaty to preserve Hong Kong’s autonomy until 2047; however, if China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.
The Funds may invest in securities listed and traded on the Hong Kong Stock Exchange. In addition to the aforementioned risks of investing in non-U.S. securities, investing in securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (xi) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xix) the risk that certain companies in a Fund’s Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.
INVESTMENTS IN A-SHARES IN CHINA. A-Shares are issued by companies incorporated in mainland China and that are traded on Chinese exchanges. Investments in A-Shares are made available to domestic

Chinese investors and certain foreign investors, mainly those who have been approved as a Qualified Foreign Institutional Investor (“QFII”) and have obtained a QFII license from the China Securities Regulatory Commission. Investments by other foreign investors in A-shares are generally prohibited. Investments in A-shares are also subject to various restrictions. The Luxury Fund, the Alternative Energy Fund and the CSI Overseas China Funds currently do not invest in A-Shares and none of the Funds’ indexes include A-shares. The Adviser and/or the Investment Sub-Adviser may obtain a QFII license in the future and, provided that other restrictions can be complied with, the Funds may become eligible to invest in A-Shares in the future.
DEPOSITARY RECEIPTS
A Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.
A Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that the Investment Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an underlying Index.
REAL ESTATE INVESTMENT TRUSTS (“REITS”)
A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code. The Internal Revenue Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Internal Revenue Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.
REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.
REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.
Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
REPURCHASE AGREEMENTS
Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.
In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.
The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

U.S. GOVERNMENT SECURITIES
Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.
•	U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

•	Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.
•	U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

•	U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s shares.
BORROWING
While the Funds do not anticipate doing so, the Funds may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share (“NAV”) of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Investment Sub-Adviser believes that the respective Fund’s investment objective would be furthered.
Each Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940 (the “1940 Act”), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

LENDING PORTFOLIO SECURITIES
Each Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.
With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Investment Sub-Adviser.
A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.
REVERSE REPURCHASE AGREEMENTS
Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases a Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if a Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and a Fund intends to use the reverse repurchase technique only when the Investment Sub-Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of a Fund’s assets. A Fund’s exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings. Although there is no limit on the percentage of total assets the Fund may invest in reverse repurchase agreements, the use of reverse repurchase agreements is not a principal strategy of the Funds.
OTHER SHORT-TERM INSTRUMENTS
In addition to repurchase agreements, each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the Investment Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Investment Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
INVESTMENT COMPANIES
Each Fund may invest in the securities of other investment companies, including money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, a Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.
If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Funds. The acquisition of a Fund’s shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS
Each Fund may utilize futures contracts, options contracts and swap agreements. A Fund will segregate cash and/or appropriate liquid assets if required to do so by SEC or Commodity Futures Trading Commission (“CFTC”) regulation or interpretation.
Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.
A Fund is required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.
After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.
A Fund may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
A Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its underlying Index. Exchange-traded futures and options contracts are not currently available for all of the Indexes. Under such circumstances, the Investment Sub-Adviser may seek to utilize other instruments that it believes to be correlated to the applicable Index components or a subset of the components.
To the extent a Fund use futures and options, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). [The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.]
Restrictions on the Use of Futures and Options. Each Fund reserves the right to engage in transactions involving futures and options thereon to the extent allowed by the CFTC regulations in effect from time to time and in accordance with each Fund’s policies. Each Fund would take steps to prevent its futures positions from “leveraging” its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or equivalents. When it has a short futures position, it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of a Fund under the contract (less the value of any margin deposits in connection with the position).
Short Sales. The Funds may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Funds with respect to the securities that are sold short.
Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.
Until a Fund closes its short position or replaces the borrowed security, a Fund may: (a) segregate cash or liquid securities at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position.
Swap Agreements. Each Fund may enter into swap agreements; including interest rate, index, and total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.
FUTURE DEVELOPMENTS
A Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, a Fund will provide appropriate disclosure.

SPECIAL CONSIDERATIONS AND RISKS
A discussion of the risks associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.
GENERAL
Investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.
An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
FUTURES AND OPTIONS TRANSACTIONS
Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefore. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the applicable Fund may be required to make delivery of the instruments underlying futures contracts it has sold.
Each Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in securities.

Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to the benchmark Index if the index underlying the futures contracts differs from the benchmark Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option.
Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
RISKS OF SWAP AGREEMENTS
Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.
The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.
TAX RISKS
As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.
CONTINUOUS OFFERING
The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that a Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
INVESTMENT RESTRICTIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For these purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:
1.	Concentrate its investments in an industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.	Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed without a shareholder vote.
1.	A Fund will not hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

2.	Under normal circumstances, the Luxury Fund will not invest less than 80% of its net assets in securities of publicly traded companies that provide high-end (“luxury”) goods and services and that generate or expect to generate a sizable portion of their sales from emerging markets (“Luxury Companies”). Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days’ written notice.

3.	Under normal circumstances, the China Alternative Energy Fund will not invest less than 80% of its net assets in securities of publicly traded companies (i) whose primary business line is in or is related to the alternative energy sector and (ii) that primarily operate in mainland China or that generate or expect to generable a sizable portion of their sales in China (“China Alternative Energy Companies”). Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days’ written notice.

4.	Under normal circumstances, the China Internet Fund will not invest less than 80% of its net assets in securities of publicly traded China-based companies whose primary business or businesses are in the Internet or Internet-related sectors (“China Internet Companies”). Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days’ written notice.

5.	Under normal circumstances, the China Consumer Staples Fund will not invest less than 80% of its net assets in securities of publicly traded China-based companies whose primary business or businesses are in the consumer staples sector (“China Consumer Staples Companies”). Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days’ written notice.

6.	Under normal circumstances, the China Consumer Discretionary Fund will not invest less than 80% of its net assets in securities of publicly traded China-based companies whose primary business or businesses are in the consumer discretionary sector (“China Consumer Discretionary Companies”). Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days’ written notice.

7.	Under normal circumstances, the China Urbanization Fund will not invest less than 80% of its net assets in securities of China-based companies. Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days’ written notice.

8.	Under normal circumstances, the China Five Year Plan Fund will not invest less than 80% of its net assets in securities of China-based companies. Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days’ written notice.
If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:
Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in an industry or group of industries, with certain exceptions.
Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).
Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.
Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Funds’ current investment policy on lending is as follows: a Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its SAI.
Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.
Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Funds will not purchase or sell real estate, except that the Funds may purchase marketable securities issued by companies which own or invest in real estate (including REITs).
Commodities. The Funds will not purchase or sell physical commodities or commodities contracts, except that the Funds may purchase: (i) marketable securities issued by companies which own or invest in commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.
EXCHANGE LISTING AND TRADING
A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus under the “SUMMARY INFORMATION ABOUT PURCHASING AND SELLING SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION” and “BUYING AND SELLING THE FUNDS.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.
The Shares of each Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of any Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of its underlying Index or portfolio of securities on which the Fund is based is no longer calculated or available; (3) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or a Fund.
The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to the Funds. The IOPV calculations are estimates of the value of a Fund’s net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, the Adviser, the Investment Sub-Adviser nor the Trading Sub-Adviser, or any of their affiliates, are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.
The Trust reserves the right to adjust the Share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
The base and trading currencies of the Funds is the U.S. dollar. The base currency is the currency in which a Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of a Fund are listed and traded on the Exchange.
MANAGEMENT OF THE TRUST
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Fund Management.”
TRUSTEES AND OFFICERS OF THE TRUST
Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and each Fund. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.
Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Investment Sub-Adviser, the Trading Sub-Adviser, the Distributor and Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Investment Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.
The Trustees’ role in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Fund’s Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Investment Sub-Adviser, the Trading Sub-Adviser and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.
The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser, the Investment Sub-Adviser and the Trading Sub-Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreements with the Adviser and the Sub-Advisers, the Board meets with the Adviser and the Sub-Advisers to review such services. Among other things, the Board regularly considers the Adviser and the Sub-Advisers’ adherence to the Funds’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and each Fund’s investments, including, for example, portfolio holdings schedules.
The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and the Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.
The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Board has also established a Fair Value Committee that is responsible for implementing the Trust’s Fair Value Procedures and providing reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, the Sub-Advisers, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.
The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Funds’ Adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.
Members of the Board. There are five members of the Board of Trustees, four of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“independent Trustees”). J. Garrett Stevens serves as Chairman of the Board. The Trust does not have a lead independent trustee. The Board of Trustees is comprised of a super-majority (67 percent) of independent Trustees. There is an Audit Committee of the Board that is chaired by an independent Trustee and comprised solely of independent Trustees. The Audit Committee chair presides at the Committee meetings, participates in formulating agendas for Committee meetings, and coordinates with management to serve as a liaison between the independent Trustees and management on matters within the scope of responsibilities of the Committee as set forth in its Board-approved charter. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees of the Funds constitute a super-majority of the Board, the number of independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of Funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.
The Board of Trustees has two standing committees: the Audit Committee and Nominating Committees. The Audit Committee and Nominating Committee are chaired by an independent Trustee and composed of independent Trustees.
Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust.

Number of
Portfolios in
			Principal	Fund
		Term of Office	Occupation(s)	Complex	Other
Name, Address,	Position(s) Held	and Length of	During Past 5	Overseen By	Directorships
and Age	with the Trust	Time Served	Years	Trustee	held by Trustee
Interested Trustee

J. Garrett Stevens 3555 Northwest 58 th Street Suite 410 Oklahoma City, OK 73112 (32 years old)	Trustee and President	Trustee (Since 2009) President (Since 2011)	T.S. Phillips Investments, Inc. 2000 to 2011— Investment Advisor; Exchange Traded Concepts Trust 2009 to 2011 — Chief Executive Officer and Secretary; Exchange Traded Concepts, LLC 2009 to Present — Chief Executive Officer and Portfolio Manager	7	None

				Number of
				Portfolios in
			Principal	Fund
		Term of Office	Occupation(s)	Complex	Other
Name, Address,	Position(s) Held	and Length of	During Past 5	Overseen By	Directorships
and Age	with the Trust	Time Served	Years	Trustee	held by Trustee
Independent Trustees

Gary L. French c/o Exchange Traded Concepts Trust 3555 Northwest 58th Street Suite 410 Oklahoma City, OK 73112 (60 years old)	Trustee	Since 2011	State Street Bank, US Investor Services — Fund Administration 2002 to 2010 — Senior Vice President	7	None

Edward A. Kerbs c/o Exchange Traded Concepts Trust 3555 Northwest 58 th Street Suite 410 Oklahoma City, OK 73112 (60 years old)	Trustee	Since 2011	IAT Reinsurance Ltd. 2001 to Present — Vice President and Managing Director	7	None

David M. Mahle c/o Exchange Traded Concepts Trust 3555 Northwest 58 th Street Suite 410 Oklahoma City, OK 73112 (68 years old)	Trustee	Since 2011	Jones Day 2008 to present — Of Counsel; Jones Day 1988-2008 — Partner	7	None

Mark Zurack c/o Exchange Traded Concepts Trust 3555 Northwest 58 th Street Suite 410 Oklahoma City, OK 73112 (54 years old)	Trustee	Since 2011	Columbia Business School 2002 to present — Columbia Business School	7	None

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.
The Trust has concluded that Mr. Stevens should serve as Trustee because of the experience he gained in his roles with registered broker-dealer and investment management firms, as Chief Executive Officer of the Adviser, his experience in and knowledge of the financial services industry, and the experience he has gained as serving as trustee of the Trust since 2009.
The Trust has concluded that Mr. French should serve as a Trustee because of the experience he gained in various leadership roles with companies, including large financial institutions, that operated and administered to investment companies, his knowledge of such industries, as well as his significant financial and accounting experience.
The Trust has concluded that Mr. Kerbs should serve as Trustee because of the experience he has gained serving in various leadership roles in the securities and financial services industry, including with a firm that conducts the trading and clearing of equities and equity derivatives, and his knowledge of such industries.
The Trust has concluded that Mr. Mahle should serve as Trustee because of the experience he has gained as an attorney in the investment management industry of a major law firm, representing exchange-traded funds and other investment companies as well as their sponsors and advisers and his knowledge and experience in investment management law and the financial services industry.
The Trust has concluded that Mr. Zurack should serve as a Trustee because of the experience he has gained serving in various leadership roles in the equity derivatives groups of a large financial institution, his experience in teaching equity derivatives at the graduate level, as well as his knowledge of the financial services industry.
In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.
Set forth below are the names, dates of birth, position with the Trust, length and term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as officers of the Trust.

OFFICERS

		Term of		Other
	Position(s)	Office and		Directorships
Name, Address,	Held with the	Length of	Principal Occupation(s) During	held during the
and Age	Trust	Time Served	Past 5 Years	Past 5 Years
J. Garrett Stevens 3555 Northwest 58 th Street Suite 410 Oklahoma City, OK 73112 (32 years old)	Trustee and President	Trustee (Since 2009) President (Since 2011)	T.S. Phillips Investments, Inc. 2000 to 2011— Investment Advisor; Exchange Traded Concepts Trust 2009 to 2011 — Chief Executive Officer and Secretary; Exchange Traded Concepts, LLC 2009 to Present — Chief Executive Officer and Portfolio Manager	None

Richard Hogan 3555 Northwest 58 th Street Suite 410 Oklahoma City, OK 73112 (XX)	Treasurer and Secretary	Since 2011	XX	XX

Peter Rodriguez SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (49 years old)	Assistant Treasurer	Since 2011	Director, Fund Accounting, SEI Investments Global Fund Services, Company 2011-present, 1997-2005; Director, Mutual Fund Trading, SEI Private Trust Company, 2009-2011; Director, Asset Data Services, Global Wealth Services, 2006-2009; Director, Portfolio Accounting, SEI Investments Global Fund Services, 2005-2006	None

Carolyn Mead SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (54 years old)	Assistant Secretary	Since 2009	Counsel, SEI Investments 2007 to present. Associate, Stradley, Ronon, Stevens & Young from 2004 to 2007. Counsel at ING Variable Annuities from 1999 to 2002.	None
COMPENSATION OF THE TRUSTEES AND OFFICERS
The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Pension or
		Retirement Benefits	Estimated	Total Compensation from
	Aggregate	Accrued as Part of	Annual Benefits	the Trust and Fund
Name	Compensation	Fund Expenses	Upon Retirement	Complex[1]
Interested Trustee

Stevens	$0	n/a	n/a	$0 for service on (1) board
Independent Trustees

French[2]	$XX	n/a	n/a	$XX for service on (1) board
Kerbs	$XX	n/a	n/a	$XX for service on (1) board
Mahle	$XX	n/a	n/a	$XX for service on (1) board
Zurack[2]	$XX	n/a	n/a	$XX for service on (1) board

[1]	The Trust is the only investment company in the “Fund Complex.”

[2]	Selected and nominated to serve effective October 3, 2011.

BOARD COMMITTEES
The Board has established the following standing committees:
Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by each Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing each Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with each Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund’s financial statements; and other audit related matters. Three Independent Trustees currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met XX times in the most recently completed Trust fiscal year.
Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. The Nominating Committee meets periodically, as necessary, and met XX times in the most recently completed fiscal year.

Fair Value Committee. The Board also has established a Fair Value Committee that may be comprised of representatives from the Adviser, representatives from the Funds’ administrator, counsel to the Funds, and/or members of the Board of Trustees. The Fair Value Committee operates under procedures approved by the Board. The Fair Value Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or prices are not readily available. Mr. Stevens, Mr. French and Mr. Zurack currently serve as the Board’s delegates on the Fair Value Committee. The Fair Value Committee meets periodically, as necessary, and did not meet during the most recently completed fiscal year.
OWNERSHIP OF SHARES
The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of each Fund and each other series of the Trust as of the end of the most recently completely calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

Aggregate Dollar Range of
Shares (All Funds in the
Name	Dollar Range of Shares[1,2]	Complex)[2]
Interested Trustee

J. Garrett Stevens	$XX	$XX
Independent Trustees

Gary L. French	$XX	$XX
Edward A. Kerbs	$XX	$XX
David M. Mahle	$XX	$XX
Mark A. Zurack	$XX	$XX

[1]	Because the Funds are new, as of the date of this SAI, none of the Trustees owned shares of the Fund.

[2]	The Trust is the only investment company in the “Fund Complex.”

CODES OF ETHICS
The Trust, the Adviser, the Sub-Advisers and SEI Investments Distribution Co. (the “Distributor”) have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics designed to prevent affiliated persons of the Trust, the Adviser, the Sub-Advisers and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics).
There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics, filed as exhibits to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES
The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Boards of Trustees’ oversight, who has delegated proxy voting responsibilities to the Investment Sub-Adviser. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Funds’ and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Investment Sub-Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”) and has engaged a third party proxy solicitation firm to assist with voting proxies in a timely manner, while the CCO is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Investment Sub-Adviser will use when voting proxies on behalf of the Funds.
The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Investment Sub-Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Investment Sub-Adviser’s fiduciary responsibilities.
In voting to elect board nominees for uncontested seats, the following factors will be taken into account: (i) whether majority of the company’s directors are independent; (ii) whether key board committees are entirely composed of independent directors; (iii) excessive board memberships and professional time commitments to effectively serve the company’s board; and (iv) the attendance record of incumbent directors at board and committee meetings.
Equity compensation plans will also be reviewed on a case-by-case basis based upon their specific features. For example, stock option plans will be evaluated using criteria such as: (i) whether the plan is performance-based; (ii) dilution to existing shareholders; (iii) the cost of the plan; (iv) whether discounted options are allowed under the plan; (v) whether the plan authorizes the repricing of options or reload options without shareholder approval; and (vi) the equity overhang of all plans. Similarly, employee stock purchase plans generally will be supported under the guidelines upon consideration of factors such as (i) whether the plan sets forth adequate limits on share issuance; (ii) whether participation limits are defined; and (iii) whether discounts to employees exceed a threshold amount.
The Proxy Voting Policies provide for review and vote on shareholder proposals on a case-by-case basis. In accordance with this approach, these guidelines support a shareholder proposal upon the compelling showing that it has a substantial economic impact on shareholder value. As such, proposals that request that the company report on environmental, labor or human rights issues are only supported when such concerns pose a substantial risk to shareholder value.
With regard to voting proxies of foreign companies, the Investment Sub-Adviser may weigh the cost of voting, and potential inability to sell the securities (which may occur during the voting process), against the benefit of voting the proxies to determine whether or not to vote.
Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period is available (1) without charge, upon request, by calling X-XXX-XXX-XXXX and (2) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES
Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 3555 Northwest 58th Street, Suite 410 Oklahoma City, Oklahoma 73112, serves as the investment adviser to the Funds. The Adviser is majority owned by Yorkville ETF Holdings LLC.
The Trust and the Adviser have entered into an investment advisory agreement dated XX, 2011 (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with sub-advisers, transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits its officers and employees to serve as officers, Trustees or employees of the Trust.
After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding voting securities of the Funds, or by the Adviser on not more than 60 days’ nor less than 30 days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.
For the services the Adviser provides, each Fund pays the Adviser a fee that is the greater of XX% per annum of the average daily net assets of the Fund, calculated daily and paid monthly, and $XX per annum, prorated and paid on a monthly basis.
The Trust, on behalf of each Fund, and the Adviser have retained Krane Funds Advisors LLC, 152 West 57th Street, 16th Floor, New York, New York, to make investment decisions for the Funds and continuously review, supervise and administer the investment program of the Funds, subject to the supervision of the Adviser and the Board. For the services it provides to the Funds, each Fund pays the Sub-Adviser a fee, which is calculated daily and paid monthly at an annual rate of XX% based on a percentage of the average daily net assets of each Fund. The Sub-Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding distribution fees and expenses, if any, paid pursuant to a Rule 12b-1 plan, Trustees’ fees and expenses, interest, taxes, brokerage and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, and extraordinary expenses) from exceeding XX% of each Fund’s average daily net assets until XX.
The Trust, on behalf of each Fund, and the Adviser have also retained Index Management Solutions, LLC (the “Trading Sub-Adviser”), at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. The Trading Sub-Adviser was established in 2009 and is a wholly-owned subsidiary of VTL Associates, LLC. The Trading Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Investment Sub-Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees. For the services it provides to the Funds, each Fund pays the Trading Sub-Adviser a fee that is the greater of XX% per annum of the average daily net assets of the Fund, calculated daily and paid monthly, and $XX per annum, prorated and paid on a monthly basis.

THE PORTFOLIO MANAGER
This section includes information about the Funds’ portfolio manager, including information about other accounts they manage, the dollar range of Shares they own and how they are compensated.
COMPENSATION
Jonathan Krane is the portfolio manager of the Funds. The portfolio manager is compensated by the Investment Sub-Adviser. Mr. Krane is an equity owner of the Investment Sub-Adviser and therefore is able to receive distributions based on the Sub-Adviser’s profitability. He does not currently receive a salary directly from the Investment Sub-Adviser.
SHARES OWNED BY PORTFOLIO MANAGER
Each Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of shares of each Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. Because the Funds are new, as of the date of this SAI, the Portfolio Manager did not beneficially own shares of a Fund.
OTHER ACCOUNTS
As of the date of this SAI, the portfolio manager did not manage any accounts other than the Funds.
CONFLICTS OF INTEREST
The portfolio manager’s management of “other accounts” is not expected to give rise to potential conflicts of interest in connection with his management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The Sub-Adviser manages no accounts other than the Funds and does not expect there to be any conflicts arising from the management of other accounts. No account has a performance based fee.
THE DISTRIBUTOR
The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to an amended and restated distribution agreement dated November 10, 2011 (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust’s shares and distributes the shares of each Fund. Shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up of 50,000 Shares. The Distributor will not distribute Shares in amounts less than a Creation Unit. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will solicit orders for the purchase of the Shares, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver Prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
Distribution Plan. The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan will be made during the initial twelve (12) months of operation. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of any class of a Fund that is affected by such increase. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.
The Plan provides that shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.
•	Description of Distribution Services. Distribution services may include: (i) services in connection with distribution assistance; or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

THE ADMINISTRATOR
SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.
The Trust and the Administrator have entered into an amended and restated administration agreement dated November 10, 2011 (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Fund whereby the Administrator provides certain shareholder services to the Funds.
The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.
For its services under the Administration Agreement, the Administrator is entitled to a fee, which is detailed below in the following schedule:

Fee (as a percentage of aggregate
average annual assets)	Funds’ Average Daily Net Assets
XX%	First XX
XX%	over XX
The foregoing fee is subject to a minimum annual fee as follows: Year 1 $ XX per Fund, Year 2 $XX per Fund, Year 3 $XX per Fund.
•	Each additional fund established after the initial 5 Funds will be subject to a minimum annual fee equal to the schedule above.

•	Each additional class of shares of a Fund established after the initial (1) class of shares per Fund will be subject to an additional minimum annual fee equal to the schedule above per class.
THE CUSTODIAN
Brown Brothers Harriman (the “Custodian”), 40 Water St. Boston, MA 02109 serves as the custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.
THE TRANSFER AGENT
Brown Brothers Harriman (the “Transfer Agent”), 40 Water St. Boston, MA 02109, serves as the Funds’ transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

LEGAL COUNSEL
Morgan, Lewis & Bockius, LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as legal counsel to the Trust.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd., [800 Westpoint Pkwy., Ste. 100, Westlake, OH 44145-1524] serves as the independent registered public accounting firm for the Funds.
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
The Trust’s Board of Trustees has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly available internet web sites. In addition, the composition of the In-Kind Creation Basket and the In-Kind Redemption Basket, is publicly disseminated daily prior to the opening of the NYSE Arca via the NSCC.
DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds’ shares, when issued, are fully paid and non-assessable.
Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class, except that if the matter being voted on affects only a particular Fund it will be voted on only by that Fund and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if any Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that The Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
BROKERAGE TRANSACTIONS
The policy of the Trust regarding purchases and sales of securities for each Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and the Trading Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Trading Sub-Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
The Trading Sub-Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Trading Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Trading Sub-Adviser will also use electronic crossing networks (“ECNs”) when appropriate.
The Trading Sub-Adviser does not currently use the Funds’ assets for, or participate in, any third party soft dollar arrangements, although it may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Trading Sub-Adviser does not “pay up” for the value of any such proprietary research.

The Trading Sub-Adviser is responsible, subject to oversight by the Adviser and the Board, for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by the Trading Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Trading Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.
The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.
The Funds had not commenced operations as of the date of this SAI and therefore did not pay brokerage commissions during the past fiscal year.
Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser, the Sub-Advisers or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.
Securities of “Regular Broker-Dealer.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. Because the Funds are new, as of the date of this SAI, the Funds do not hold any securities of “regular broker dealers” to report.
PORTFOLIO TURNOVER RATE
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Trading Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.
BOOK ENTRY ONLY SYSTEM
DTC acts as securities depositary for the Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC’s Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede &Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in a Fund’s shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
The Funds had not commenced operations as of the date of this SAI and therefore no person owned of record beneficially 5% or more of any Shares of the Fund.
PURCHASE AND ISSUANCE OF SHARES IN CREATION UNITS
The Trust issues and sells Shares of each Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below). The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE Arca, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A Business Day is any day on which the NYSE Arca is open for business.
FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the relevant Fund’s benchmark Index and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The “Cash Component” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
Each Fund, through NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Investment Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of a Fund’s Index.
The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which shall be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the relevant Fund or resulting from certain corporate actions.
PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.
All orders to purchase Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Funds will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. With respect to a Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent for (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of such Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the Settlement Date. The “Settlement Date” for a Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.
ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. However, as discussed in Appendix A, the Funds reserve the right to settle Creation Unit transactions on a basis other than the third Business Day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.
Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal

Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time based upon actual experience. An additional charge of up to five (5) times the fixed transaction fee may be imposed for cash purchases, non-standard orders, or partial cash purchases for each Fund. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.
The standard creation transaction fee for each Fund will be $500. The maximum creation transaction fee for each Fund will be $3,000.
RISKS OF PURCHASING CREATION UNITS. There are certain legal risks unique to investors purchasing Creation Units directly from the Funds. Because each Fund’s shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act of 1933. For example, s shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with a Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.
REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units created in the transaction, as set forth in each Fund’s Prospectus, as may be revised from time to time. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. A Fund may adjust the redemption transaction fee from time to time based upon actual experience. An additional charge of up to five (5) times the fixed transaction fee may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) for each Fund. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the redemption of a Creation Unit, which the Transaction Fee is designed to cover.
The standard redemption transaction fee for each Fund will be $500. The maximum redemption transaction fee for each Fund will be $3,000.
PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date.
ADDITIONAL REDEMPTION PROCEDURES. In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. Appendix A identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of the Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds. If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.
If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value. A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.
Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.
Because the portfolio securities of a Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund, or to purchase or sell shares of such Fund on the Exchange, on days when the NAV of such Fund could be significantly affecting by events in the relevant foreign markets.
The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
REQUIRED EARLY ACCEPTANCE OF ORDERS. Notwithstanding the foregoing, as described in the Participant Agreement and/or applicable order form, the Funds may require orders to be placed up to one or more business days prior to the trade date, as described in the Participant Agreement or the applicable order form, in order to receive the trade date’s net asset value. Orders to purchase Shares of a Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day, as described in the Participant Agreement and the order form.
DETERMINATION OF NET ASSET VALUE
Net asset value per Share for the Funds is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating a Fund’s net asset value per Share, a Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Investment Sub-Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.
In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Fair Value Committee to determine a security’s fair value if a market price is not readily available. In determining such value the Pricing and Investment Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from the Funds’ index providers). In these cases, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by a Fund’s benchmark Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.
DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”
General Policies. Dividends from net investment income, if any, are declared and paid quarterly by the Trust. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund to improve index tracking or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.
The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Trust as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners

of a Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the same Fund at NAV per share. Distributions reinvested in additional shares of a Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.
FEDERAL INCOME TAXES
The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.
The following general discussion of certain federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.
Congress passed the Regulated Investment Company Modernization Act on December 22, 2010 (the “RIC Mod Act”) which makes certain beneficial changes for RICs and their shareholders, some of which are referenced below. In general, the RIC Mod Act contains simplification provisions effective for taxable years beginning after December 22, 2010, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the RIC Mod Act allows capital losses to be carried forward indefinitely and retain the character of the original loss, exempts certain RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of income and gains.
Regulated Investment Company (RIC) Status. The Funds will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year each Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses), the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that a Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s investments in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the “Asset Test”).
If a Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, a Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where a Fund corrects the failure within a specified period of time. In the event of a failure by a Fund to qualify as a RIC, and the relief provisions are not available, the Fund’s distributions, to the extent such distributions are derived from the Fund’s current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders and as qualified dividend income for individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder’s hands as long-term capital gains, as discussed below, had a Fund qualified as a RIC. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.
The RIC Mod Act provides that for taxable years beginning after December 22, 2010, a Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining such Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
The RIC Mod Act also changed the treatment of capital loss carryovers for RICs. The new rules are similar to those that apply to capital loss carryovers of individuals are made applicable to RICs and provide that such losses are carried over by a Fund indefinitely. Thus, if a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of a Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Certain transition rules require post-enactment capital losses (i.e., capital losses incurred in taxable years beginning after December 22, 2010) to be utilized first, which, depending on the circumstances for a Fund, may result in the expiration of unused pre-enactment losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.
Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Funds intend to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income quarterly and net realized capital gains to shareholders annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (which is currently eligible for a reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).
In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (which is currently taxable to individuals at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. A Fund’s shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.
Absent further legislation, the maximum 15% tax rate (as well as the lower tax rates applicable to individuals in lower tax brackets) on qualified dividend income and long-term capital gains will cease to apply in taxable years beginning after December 31, 2012.
Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).
Shareholders who have not held Fund shares for a full year should be aware that the Funds may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Funds.
If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
A sale or exchange of shares in the Funds may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Legislation passed by Congress in 2008 requires a Fund (or its administrative agent) to report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares a Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, a Fund will use a default cost basis method that has not yet been determined. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.
The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
Foreign Investments. Income received by a Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If as of the end of a Fund’s taxable year more than 50% of a Fund’s assets consist of the securities of foreign corporations, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a

Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes.
Foreign Currency Transactions. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.
Options, Swaps and Other Complex Securities. The Funds may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. The Funds may be subject to foreign withholding taxes on income they may earn from investing in foreign securities, which may reduce the return on such investments.
With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.
Back-Up Withholding. A Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.
Foreign Shareholders. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. For taxable years of a Fund beginning before January 1, 2012, a Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest related dividend” or “short-term capital gain dividend” which if received by a nonresident alien individual or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided certain other requirements are satisfied. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

For taxable years beginning after December 31, 2013, a U.S. withholding tax at a 30% rate will be imposed on dividends and proceeds from the sale of Fund shares received by Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.
In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.
A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.
Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Other Issues. The Funds may be subject to tax or taxes in certain states where the Funds do business. Furthermore, in those states which have income tax laws, the tax treatment of the Funds and of Fund shareholders with respect to distributions by the Funds may differ from federal tax treatment.
The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisors concerning their specific situations and the application of state, local and foreign taxes.

Appendix A
Each Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus three business days. Each Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.
The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.
The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Funds. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.
The dates of the Regular Holidays in [calendar year 2012] are:
[To be provided]
In the [calendar year 2012], the dates of regular holidays affecting the following securities markets present the worst-case redemption cycle for a Fund as follows:
[To be provided]

PART C: OTHER INFORMATION

Item 28.	Exhibits
(a)(1)	Certificate of Trust dated July 17, 2009 of Exchange Traded Concepts Trust (formerly, FaithShares Trust) (the “Trust” or the “Registrant”) is incorporated herein by reference to Exhibit (a)(1) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000950123-09-023575 on July 20, 2009.

(a)(2)	Written Instrument amending the Certificate of Trust, dated July 14, 2011, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-11-078120 on August 17, 2011.

(a)(3)	Registrant’s Agreement and Declaration of Trust dated October 13, 2009 is incorporated herein by reference to Exhibit (a)(2) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-068184 on December 4, 2009.

(a)(4)	Registrant’s Amended and Restated Agreement and Declaration of Trust, as of October 3, 2011, is filed herewith.

(b)(1)	Registrant’s By-Laws dated October 20, 2009 are incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-023575 on July 20, 2009.

(b)(2)	Registrant’s Amended and Restated By-Laws are filed herewith.

(c)	Not applicable.

(d)(1)	Advisory Agreement between the Registrant and Exchange Traded Concepts, LLC, to be filed by amendment.

(d)(2)	Sub-Advisory Agreement by and among the Registrant, Exchange Traded Concepts, LLC and Krane Funds Advisors LLC, to be filed by amendment.

(d)(3)	Expense Limitation Agreement between the Registrant and Krane Funds Advisors LLC, to be filed by amendment.

(d)(4)	Sub-Advisory Agreement by and among the Registrant, Exchange Traded Concepts, LLC and Index Management Solutions, LLC, to be filed by amendment.

(e)(1)	Amended and Restated Distribution Agreement dated November 10, 2011 between the Registrant and SEI Investments Distribution Co., to be filed by amendment.

1

Item 28.	Exhibits
(e)(2)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.

(f)	Not applicable.

(g)	Custodian Agreement dated September 28, 2009 between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.

(h)(1)	Amended and Restated Administration Agreement dated November 10, 2011 between the Registrant and SEI Investments Global Fund Services, to be filed by amendment.

(h)(2)	Transfer Agency Services Agreement dated September 28, 2009 between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (h) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.

(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, to be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Seed Capital Subscription Agreement between the Registrant and Exchange Traded Concepts, LLC (formerly, FaithShares Advisors, LLC) is incorporated herein by reference to Exhibit (l) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-068184 on December 4, 2009.

(m)(1)	Distribution and Service Plan, dated October 20, 2009 is incorporated herein by reference to Exhibit (m)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.

(m)(2)	Amended Exhibit A to the Distribution and Service Plan, dated October 20, 2009, to be filed by amendment.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.

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Item 28.	Exhibits
(p)(2)	Code of Ethics of Exchange Traded Concepts, LLC (formerly, FaithShares Advisors, LLC) is incorporated herein by reference to Exhibit (p)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.

(p)(3)	Code of Ethics of Krane Funds Advisors LLC, to be filed by amendment.

(p)(4)	Code of Ethics of Index Management Solutions, LLC, to be filed by amendment.

(p)(5)	Code of Ethics of SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (p)(3) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.

(q)(1)	Powers of Attorney dated November 10, 2011 for Messrs. Gary L. French, Edward A. Kerbs, David M. Mahle, Mark A. Zurack and Richard Hogan are filed herewith.
Item 29. Persons Controlled by or under Common Control with the Fund
Not Applicable.
Item 30. Indemnification
The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question

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whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and other Connections of the Investment Adviser
Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser for each series of the Trust. The principal address of the Adviser is 3555 Northwest 58th Street, Suite 410, Oklahoma City, Oklahoma 73112. Krane Funds Advisors LLC (“Krane”) and Index Management Solutions, LLC (“IMS”) (each a “Sub-Adviser” and together, the “Sub-Advisers”) serve as investment sub-adviser for the KraneShares Dow Jones Global Luxury Consumer ETF, KraneShares Dow Jones China Alternative Energy ETF, KraneShares CSI China Internet ETF, KraneShares CSI China Consumer Staples ETF, KraneShares CSI China Consumer Discretionary ETF, KraneShares CSI China Five Year Plan ETF, and KraneShares CSI China Urbanization ETF. The principal address of Krane is 152 West 57th Street, 16th Floor, New York, New York 10019. The principal address of IMS is 2005 Market Street, One Commerce Square, Suite 2020, Philadelphia Pennsylvania 19103. The Adviser and the Sub-Advisers are investment advisers registered with the SEC under the Investment Advisers Act of 1940.
Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser and Sub-Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:
Adviser

Name and Position with
Investment Adviser	Name of Other Company	Connection with Other Company
J. Garrett Stevens	T.S. Phillips Investments, Inc.	Vice President
Chief Executive Officer	Phillips Capital Advisors, Inc.	Vice President
	Phillips Capital Advisors, Inc.	Vice President
Darren R. Schuringa Treasurer	Yorkville Capital Management LLC	Managing Member and Portfolio Manager
Krane [To be completed by amendment]

Name and Position
with Sub-Adviser	Name of Other Company	Connection with Other Company
IMS [To be completed by amendment]

Name and Position
with Sub-Adviser	Name of Other Company	Connection with Other Company
Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

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Item 32. Principal Underwriters
(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

The Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
CNI Charter Funds	April 1, 1999
iShares Inc.	January 28, 2000
iShares Trust	April 25, 2000
Optique Funds, Inc.	November 1, 2000
Causeway Capital Management Trust	September 20, 2001
BlackRock Funds III (f/k/a Barclays Global Investors Funds)	March 31, 2003
The Arbitrage Funds	May 17, 2005
ProShares Trust	November 14, 2005
Community Reinvestment Act Qualified Investment Fund	January 8, 2007
SEI Alpha Strategy Portfolios, LP	June 29, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchange Traded Concepts Trust	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds	September 8, 2010
Adviser Managed Trust	February 16, 2011
The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

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	Position and Office	Positions and Offices
Name	with Underwriter	with Registrant
William M. Doran	Director	—
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin P. Barr	President & Chief Executive Officer	—
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	—
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
John C. Munch	General Counsel & Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
John P. Coary	Vice President & Assistant Secretary	—
John J. Cronin	Vice President	—
Robert M. Silvestri	Vice President	—
Item 33. Location of Accounts and Records:
State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.
All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a)	Registrant:
c/o Exchange Traded Concepts Trust
3555 Northwest 58th Street, Suite 410
Oklahoma City, Oklahoma 73112

(b)	Adviser:
Exchange Traded Concepts, LLC
3555 Northwest 58th Street, Suite 410
Oklahoma City, Oklahoma 73112

(c)	Sub-Advisers:
Krane Funds Advisors LLC
152 West 57th Street, 16th Floor
New York, New York 10019

(d)	Index Management Solutions, LLC
2005 Market Street
One Commerce Square, Suite 2020,
Philadelphia Pennsylvania 19103

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(e)	Principal Underwriter:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(f)	Custodian:
Brown Brothers Harriman
40 Water Street
Boston, MA 02109
Item 34. Management Services
Not Applicable.
Item 35. Undertakings
Not Applicable.

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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust has duly caused this Post-Effective Amendment No. 4 to Registration Statement No. 333-156529 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oklahoma, State of Oklahoma on this 22nd day of November, 2011.

Exchange Trade Concepts Trust
/s/ J. Garrett Stevens
J. Garrett Stevens
Trustee and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 4 has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

*	Trustee	November 22, 2011

Gary L. French

*	Trustee	November 22, 2011

Edward A. Kerbs

*	Trustee	November 22, 2011

David M. Mahle

*	Trustee	November 22, 2011

Mark A. Zurack

/s/ J. Garrett Stevens	Trustee and President	November 22, 2011

J. Garrett Stevens

*	Treasurer and Secretary	November 22, 2011

Richard Hogan
*  /s/ J. Garrett Stevens
  J. Garrett Stevens

*	Attorney-in-Fact, pursuant to power of attorney.

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Exhibit Index

Exhibit Number	Exhibit:
EX-99.A4	Registrant’s Amended and Restated Agreement and Declaration of Trust, as of October 3, 2011

EX-99.B2	Registrant’s Amended and Restated By-Laws

EX-99.Q1	Powers of Attorney dated November 10, 2011 for Messrs. Gary L. French, Edward A. Kerbs, David M. Mahle, Mark A. Zurack and Richard Hogan

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